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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07890

                              AIM Tax-Exempt Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 6/30/09

Item 1.  Schedule of Investments.

                         AIM HIGH INCOME MUNICIPAL FUND
                    Quarterly Schedule of Portfolio Holdings
                                 June 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                HIM-QTR-1  06/09        Invesco Aim Advisors, Inc.

AIM HIGH INCOME MUNICIPAL FUND

SCHEDULE OF INVESTMENTS
June 30, 2009
(Unaudited)

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-100.65%

ALASKA-0.49%

   Alaska Industrial Development & Export Authority (Boys & Girls Home & Family
      Services, Inc.);
      Series 2007, Community Provider IDR                                           5.70%    12/01/17   $   1,000   $     811,910
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Community Provider IDR                                           6.00%    12/01/36       3,000       1,908,180
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,720,090
=================================================================================================================================

ARIZONA-3.04%

   Centerra Community Facilities District; Series 2005, Unlimited Tax GO            5.50%    07/15/29         365         225,165
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Acclaim Charter
      School); Series 2006, Educational Facilities IDR                              5.70%    12/01/26       2,200       1,612,512
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Choice Education &
      Development Corp.);
      Series 2006, Educational Facilities IDR                                       6.25%    06/01/26       1,000         770,030
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Educational Facilities IDR                                       6.38%    06/01/36       3,000       2,160,330
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Coral Academy Science);
      Series 2008 A, Educational Facilities IDR                                     7.13%    12/01/28       2,120       1,781,394
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Educational Facilities IDR                                     7.25%    12/01/38       1,100         890,692
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Desert Heights Charter
      School); Series 2003, Educational Facilities IDR                              7.25%    08/01/19         830         769,012
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Horizon Community
      Learning Center); Series 2005, Ref. Educational Facilities IDR                5.25%    06/01/35       1,500       1,062,375
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (P.L.C. Charter
      Schools);
      Series 2006, Educational Facilities IDR                                       6.50%    04/01/26       1,000         802,070
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Educational Facilities IDR                                       6.75%    04/01/36       1,000         767,060
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Paradise Education
      Center);
      Series 2006, Ref. Educational Facilities IDR                                  5.88%    06/01/22         535         380,315
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. Educational Facilities IDR                                  6.00%    06/01/36         830         505,868
---------------------------------------------------------------------------------------------------------------------------------
   Pima (County of) Industrial Development Authority (Valley Academy);
      Series 2008, Educational Facilities IDR                                       6.50%    07/01/38       2,815       2,225,539
---------------------------------------------------------------------------------------------------------------------------------
   Pinal (County of) Electric District No. 4; Series 2008, RB                       6.00%    12/01/38       1,650       1,412,746
---------------------------------------------------------------------------------------------------------------------------------
   Tucson (City of) Industrial Development Authority (Arizona AgriBusiness &
      Equine Center, Inc.); Series 2004 A, Educational Facilities IDR               6.13%    09/01/34         500         379,695
---------------------------------------------------------------------------------------------------------------------------------
   University Medical Center Corp.;
      Series 2009, Hospital RB                                                      6.25%    07/01/29         500         497,180
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009, Hospital RB                                                      6.50%    07/01/39         500         498,035
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       16,740,018
=================================================================================================================================

CALIFORNIA-2.77%

   Abag Finance Authority for Nonprofit Corps. (Hamlin School); Series 2007, RB     5.00%    08/01/37       3,000       1,948,080
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Educational Facilities Authority (Fresno Pacific
      University); Series 2000 A, RB                                                6.75%    03/01/19       1,000         918,990
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Educational Facilities Authority (University of
      Southern California); Series 2009 A, RB                                       5.00%    10/01/38       2,000       2,008,680
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Health Facilities Financing Authority (Children's
      Hospital of Orange County); Series 2009, RB                                   6.50%    11/01/38       3,000       2,999,670
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Municipal Finance Authority (American Heritage
      Education Foundation); Series 2006 A, Education RB                            5.25%    06/01/36       1,150         835,429
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Municipal Finance Authority (King/Chavez); Series
      2009 A, Educational Facilities RB                                             8.50%    10/01/29       1,000       1,010,320
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Statewide Communities Development Authority (Drew
      School); Series 2007, RB                                                      5.30%    10/01/37         500         323,435
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Statewide Communities Development Authority (Front
      Porch Communities & Services); Series 2007 A, RB (a)                          5.13%    04/01/37       2,000       1,388,260
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Statewide Communities Development Authority
      (Hospice of Napa Valley); Series 2004 A, RB                                   7.00%    01/01/34         900         717,597
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

   California (State of) Statewide Communities Development Authority
      (Huntington Park Charter School); Series 2007 A, Educational
      Facilities RB                                                                 5.25%    07/01/42   $   1,500   $     895,515
---------------------------------------------------------------------------------------------------------------------------------
   California (State of) Statewide Communities Development Authority (Notre
      Dame de Namur University); Series 2003, RB                                    6.50%    10/01/23       1,000         732,980
---------------------------------------------------------------------------------------------------------------------------------
   California (State of); Series 2009, Various Purpose Unlimited Tax GO             6.00%    04/01/35       1,500       1,476,645
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       15,255,601
=================================================================================================================================

COLORADO-10.92%

   Antelope Heights Metropolitan District; Series 2003, Limited Tax GO (b)(c)       8.00%    12/01/13         500         628,215
---------------------------------------------------------------------------------------------------------------------------------
   Arista Metropolitan District; Series 2005, Special Limited Tax GO                6.75%    12/01/35       2,000       1,262,960
---------------------------------------------------------------------------------------------------------------------------------
   Beacon Point Metropolitan District; Series 2005 A, Limited Tax GO                6.25%    12/01/35       1,500       1,018,800
---------------------------------------------------------------------------------------------------------------------------------
   Bradburn Metropolitan District No. 3; Series 2003, Limited Tax GO                7.50%    12/01/33         500         383,010
---------------------------------------------------------------------------------------------------------------------------------
   Bromley Park Metropolitan District No. 2;
      Series 2002 B, Limited Tax GO (b)(c)                                          8.05%    12/01/12         500         617,910
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003, Limited Tax GO (b)(c)                                            8.05%    12/01/12         534         659,928
---------------------------------------------------------------------------------------------------------------------------------
   Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO         7.00%    12/01/23          60          50,174
---------------------------------------------------------------------------------------------------------------------------------
   Castle Oaks Metropolitan District;
      Series 2005, Limited Tax GO                                                   6.00%    12/01/25       1,000         693,060
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Limited Tax GO                                                   6.13%    12/01/35       1,500         951,795
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Banning
      Lewis Ranch Academy); Series 2006, Charter School RB (a)                      6.13%    12/15/35       2,950       2,141,493
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Brighton
      Charter School); Series 2006, RB                                              6.00%    11/01/36       1,695       1,071,867
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Carbon
      Valley Academy); Series 2006, Charter School RB                               5.63%    12/01/36       1,160         770,982
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority
      (Community Leadership Academy);
      Series 2008, Charter School RB                                                6.25%    07/01/28         650         503,984
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Charter School RB                                                6.50%    07/01/38       1,000         748,260
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Denver
      Academy); Series 2003 A, Ref. RB                                              7.00%    11/01/23         500         463,940
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Denver
      School of Science & Technology); Series 2004, RB                              5.00%    12/01/13         650         628,602
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Excel
      Academy); Series 2003, Charter School RB (b)(c)                               7.30%    12/01/11         515         590,592
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority
      (Flagstaff Academy);
      Series 2008 A, Charter School RB                                              6.75%    08/01/28       1,215         991,331
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Charter School RB                                              7.00%    08/01/38       1,500       1,194,165
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority
      (Knowledge Quest Academy); Series 2005, Charter School RB                     6.50%    05/01/36         930         704,438
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Monument
      Academy);
      Series 2007, Charter School RB                                                5.88%    10/01/27       2,500       1,838,475
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Charter School RB                                                6.00%    10/01/37       1,635       1,127,071
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Charter School RB                                              7.25%    10/01/39         500         410,330
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (New
      Vision Charter School); Series 2008, RB (a)                                   6.75%    04/01/40       1,860       1,441,202
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (North
      Star); Series 2008 A, Ref. & Improvement RB (a)                               8.25%    11/01/39       3,000       2,788,560
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority
      (Northeast Academy); Series 2007, Charter School RB (a)                       5.75%    05/15/37       2,570       1,718,585
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Peak to
      Peak Charter School); Series 2001, RB (b)(c)                                  7.63%    08/15/11         500         568,330
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Platte
      Academy);
      Series 2002 A, Charter School RB (b)(c)                                       7.25%    03/01/10         500         517,535
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002 A, Charter School RB (b)(c)                                       7.25%    03/01/10         500         522,670
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (The
      Classical Academy);
      Series 2008 A, Charter School RB                                              7.40%    12/01/38       2,000       2,083,720
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Union
      Colony Charter School); Series 2007, RB (a)                                   5.75%    12/01/37       1,650       1,113,189
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

   Colorado (State of) Educational & Cultural Facilities Authority (Vail
      Christian High School); Series 2007, Independent School Improvement RB (a)    5.50%    06/01/37   $   2,000   $   1,315,380
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Educational & Cultural Facilities Authority (Windsor
      Academy); Series 2007, Charter School RB                                      5.70%    05/01/37       1,600       1,056,192
---------------------------------------------------------------------------------------------------------------------------------
   Colorado (State of) Health Facilities Authority (Christian Living
      Communities);
      Series 2009 A, RB                                                             8.25%    01/01/24         375         383,858
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009 A, RB                                                             9.00%    01/01/34         750         770,993
---------------------------------------------------------------------------------------------------------------------------------
   Colorado Springs (City of) Urban Renewal Authority (University Village
      Colorado); Series 2008 A, Tax Increment Allocation RB                         7.00%    12/01/29       3,000       2,327,760
---------------------------------------------------------------------------------------------------------------------------------
   Confluence Metropolitan District;
      Series 2007, Tax Supported RB                                                 5.25%    12/01/17         790         624,187
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Tax Supported RB                                                 5.45%    12/01/34       1,465         888,581
---------------------------------------------------------------------------------------------------------------------------------
   Conservatory Metropolitan District (Arapahoe County); Series 2005,
      Limited Tax GO (b)(c)                                                         6.75%    12/01/13         810         987,592
---------------------------------------------------------------------------------------------------------------------------------
   Copperleaf Metropolitan District No. 2;
      Series 2006, Limited Tax GO                                                   5.85%    12/01/26       1,000         628,430
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Limited Tax GO                                                   5.95%    12/01/36       1,750         978,495
---------------------------------------------------------------------------------------------------------------------------------
   Country Club Village Metropolitan District; Series 2006, Limited Tax GO          6.00%    12/01/34         600         376,464
---------------------------------------------------------------------------------------------------------------------------------
   Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO                 6.75%    12/01/36       3,000       1,971,390
---------------------------------------------------------------------------------------------------------------------------------
   Huntington Trails Metropolitan District; Series 2006, Limited Tax GO             6.25%    12/01/36       1,000         612,800
---------------------------------------------------------------------------------------------------------------------------------
   Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO               5.75%    12/01/36       1,415         804,385
---------------------------------------------------------------------------------------------------------------------------------
   Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO                 6.25%    12/01/36       1,645       1,008,056
---------------------------------------------------------------------------------------------------------------------------------
   Madre Metropolitan District No. 2; Series 2007 A, Limited Tax GO                 5.50%    12/01/36         500         245,345
---------------------------------------------------------------------------------------------------------------------------------
   Montrose (County of) (The Homestead at Montrose, Inc.);
      Series 2003 A, Health Care Facilities RB                                      5.75%    02/01/15         250         228,130
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Health Care Facilities RB                                      6.75%    02/01/22         300         262,911
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Health Care Facilities RB                                      7.00%    02/01/25         800         706,400
---------------------------------------------------------------------------------------------------------------------------------
   Murphy Creek Metropolitan District No. 3; Series 2006, Ref. & Improvement
      Limited Tax GO                                                                6.13%    12/01/35       2,000       1,269,060
---------------------------------------------------------------------------------------------------------------------------------
   Northwest Metropolitan District No. 3;
      Series 2005, Limited Tax GO                                                   6.13%    12/01/25       1,000         582,780
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Limited Tax GO                                                   6.25%    12/01/35       1,000         528,340
---------------------------------------------------------------------------------------------------------------------------------
   Piney Creek Metropolitan District; Series 2005, Limited Tax GO                   5.50%    12/01/35       1,200         706,992
---------------------------------------------------------------------------------------------------------------------------------
   Reata South Metropolitan District; Series 2007 A, Limited Tax GO                 7.25%    06/01/37       1,000         734,650
---------------------------------------------------------------------------------------------------------------------------------
   Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO            6.50%    12/01/35       1,000         608,510
---------------------------------------------------------------------------------------------------------------------------------
   Silver Peaks Metropolitan District No. 2; Series 2006, Limited Tax GO            5.75%    12/01/36       1,000         597,210
---------------------------------------------------------------------------------------------------------------------------------
   Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP
      Paribas) (d)(e)(f)                                                            0.35%    12/01/30       5,125       5,125,000
---------------------------------------------------------------------------------------------------------------------------------
   Southlands Metropolitan District No. 1; Series 2004, Unlimited Tax GO (b)(c)     7.13%    12/01/14         500         620,955
---------------------------------------------------------------------------------------------------------------------------------
   Table Rock Metropolitan District; Series 2003, Limited Tax GO (b)(c)             7.00%    12/01/13         700         847,686
---------------------------------------------------------------------------------------------------------------------------------
   University of Northern Colorado (Auxiliary Facilities System); Series
      2001, Ref. & Improvement RB (INS-Ambac Assurance Corp.) (g)                   5.00%    06/01/23       1,000       1,002,680
---------------------------------------------------------------------------------------------------------------------------------
   Valagua Metropolitan District; Series 2008, Limited Tax GO                       7.75%    12/01/37       1,000         780,220
---------------------------------------------------------------------------------------------------------------------------------
   Wyndham Hill Metropolitan District No. 2;
      Series 2005, Limited Tax GO                                                   6.25%    12/01/25          85          60,628
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Limited Tax GO                                                   6.38%    12/01/35         500         328,710
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       60,175,943
=================================================================================================================================

DELAWARE-0.54%

   New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB            5.00%    09/01/30       1,610       1,212,362
---------------------------------------------------------------------------------------------------------------------------------
   Sussex (County of) (Cadbury at Lewes);
      Series 2006 A, First Mortgage RB                                              5.45%    01/01/16         865         752,688
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, First Mortgage RB                                              5.90%    01/01/26         750         590,078
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, First Mortgage RB                                              6.00%    01/01/35         600         432,420
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,987,548
=================================================================================================================================

DISTRICT OF COLUMBIA-0.85%

   District of Columbia (Medlantic/Helix); Series 1998 B, RB (INS-Financial
      Security Assurance Inc.) (g)                                                  5.00%    08/15/38       3,000       2,687,460
---------------------------------------------------------------------------------------------------------------------------------
   District of Columbia (Sibley Memorial Hospital); Series 2009, RB                 6.38%    10/01/39       2,000       1,979,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,667,360
=================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
FLORIDA-5.30%

   Alachua (County of) (North Florida Retirement Village, Inc.);
      Series 2007, IDR                                                              5.88%    11/15/36   $   3,000   $   2,113,140
---------------------------------------------------------------------------------------------------------------------------------
   Brevard (County of) Health Facilities Authority (Health First, Inc.);
      Series 2009, RB                                                               7.00%    04/01/39       2,100       2,133,768
---------------------------------------------------------------------------------------------------------------------------------
   Concorde Estates Community Development District; Series 2004 B, Capital
      Improvement Special Assessment RB (h)                                         5.00%    05/01/11         300         171,075
---------------------------------------------------------------------------------------------------------------------------------
   Cory Lakes Community Development District;
      Series 2001 A, Special Assessment RB                                          8.38%    05/01/17         335         343,911
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001 B, Special Assessment RB                                          8.38%    05/01/17         180         184,788
---------------------------------------------------------------------------------------------------------------------------------
   Cypress Lakes Community Development District; Series 2004 A, Special
      Assessment RB                                                                 6.00%    05/01/34         525         439,472
---------------------------------------------------------------------------------------------------------------------------------
   East Homestead Community Development District; Series 2005, Special
      Assessment RB                                                                 5.45%    05/01/36         675         417,373
---------------------------------------------------------------------------------------------------------------------------------
   Florida (State of) Development Finance Corp. (Palm Bay Academy, Inc.);
      Series 2006 A, RB                                                             6.00%    05/15/36       2,130       1,378,834
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB                                                             6.13%    05/15/37       1,855       1,217,974
---------------------------------------------------------------------------------------------------------------------------------
   Florida (State of) Development Finance Corp. (Sculptor Charter School);
      Series 2008 A, RB                                                             7.25%    10/01/38       2,710       2,315,261
---------------------------------------------------------------------------------------------------------------------------------
   Gramercy Farms Community Development District; Series 2007 B, Special
      Assessment RB                                                                 5.10%    05/01/14       1,000         495,770
---------------------------------------------------------------------------------------------------------------------------------
   Lakeland (City of) (Carpenters Accident Investor);
      Series 2008, Ref. Retirement Community First Mortgage RB (a)                  6.25%    01/01/28         500         401,730
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Ref. Retirement Community First Mortgage RB (a)                  6.38%    01/01/43       1,500       1,095,630
---------------------------------------------------------------------------------------------------------------------------------
   Lee (County of) Industrial Development Authority (Cypress Cove at
      HealthPark); Series 2002 A, Health Care Facilities IDR                        6.75%    10/01/32       1,250         941,338
---------------------------------------------------------------------------------------------------------------------------------
   Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical
      Center);
      Series 2001 A, Hospital RB                                                    6.70%    11/15/19       1,000         865,300
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Ref. Hospital RB (a)                                             6.75%    11/15/29         500         368,370
---------------------------------------------------------------------------------------------------------------------------------
   Midtown Miami Community Development District;
      Series 2004 A, Special Assessment RB                                          6.00%    05/01/24         945         703,638
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Special Assessment RB                                          6.25%    05/01/37       1,000         672,040
---------------------------------------------------------------------------------------------------------------------------------
   Mount Dora (City of) Health Facilities Authority (Waterman Village);
      Series 2004 A, Ref. RB                                                        5.75%    08/15/18         750         654,420
---------------------------------------------------------------------------------------------------------------------------------
   Orange (County of) Health Facilities Authority (Orlando Lutheran Towers,
      Inc.);
      Series 2005, Ref. Health Care Facilities RB                                   5.38%    07/01/20       1,100         861,124
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Ref. Health Care Facilities RB                                   5.70%    07/01/26       1,000         735,870
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, First Mortgage RB                                                5.50%    07/01/32       1,000         657,200
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, First Mortgage RB                                                5.50%    07/01/38       1,000         635,390
---------------------------------------------------------------------------------------------------------------------------------
   Orlando (City of) Urban Community Development District; Series 2004,
      Capital Improvement Special Assessment RB                                     6.25%    05/01/34       1,000         686,610
---------------------------------------------------------------------------------------------------------------------------------
   Poinciana Community Development District; Series 2000 A, Special
      Assessment RB                                                                 7.13%    05/01/31         600         548,706
---------------------------------------------------------------------------------------------------------------------------------
   Port St. Lucie (City of) (Southwest Annexation District No. 1); Series
      2007 B, Special
   Assessment RB (INS-National Public Finance Guarantee Corp.) (g)                  5.00%    07/01/40       2,000       1,568,180
---------------------------------------------------------------------------------------------------------------------------------
   Reunion East Community Development District; Series 2002 A, Special
      Assessment RB                                                                 7.38%    05/01/33       1,000         651,090
---------------------------------------------------------------------------------------------------------------------------------
   Sarasota (County of) Health Facilities Authority (Village on the Isle);
      Series 2007, Ref. Retirement Facilities RB                                    5.00%    01/01/17       1,500       1,286,610
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Ref. Retirement Facilities RB                                    5.50%    01/01/27       1,500       1,109,760
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Ref. Retirement Facilities RB                                    5.50%    01/01/32       1,500       1,050,210
---------------------------------------------------------------------------------------------------------------------------------
   St. Johns (County of) Industrial Development Authority (Glenmoor);
      Series 2006 A, Health Care IDR                                                5.25%    01/01/26       1,000         703,770
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Health Care IDR                                                5.38%    01/01/40       1,000         632,960
---------------------------------------------------------------------------------------------------------------------------------
   St. Petersburg (City of) Health Facilities Authority (All Children's
      Hospital, Inc. Obligated Group);
      Series 2009 A, Ref. RB                                                        6.25%    11/15/29         150         153,551
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009 A, Ref. RB                                                        6.50%    11/15/39       1,000       1,024,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       29,219,013
=================================================================================================================================

GEORGIA-1.44%

   Atlanta (City of) (Atlantic Station);
      Series 2001, Tax Allocation RB (b)(c)                                         7.75%    12/01/11         550         617,182
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Tax Allocation RB (b)(c)                                         7.90%    12/01/11         750         879,600
---------------------------------------------------------------------------------------------------------------------------------
   Atlanta (City of) (Eastside);
      Series 2005 B, Tax Allocation RB                                              5.40%    01/01/20       1,000         849,540
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 B, Tax Allocation RB                                              5.60%    01/01/30       2,000       1,465,180
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

   Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB (a)          5.50%    01/01/31   $     630   $     427,449
---------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) Residential Care Facilities for the Elderly Authority
      (Canterbury Court);
      Series 2004 A, RB                                                             6.13%    02/15/26         500         395,805
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, RB                                                             6.13%    02/15/34         200         148,608
---------------------------------------------------------------------------------------------------------------------------------
   Rockdale (County of) Development Authority (Visy Paper); Series 2007 A,
      RB (i)                                                                        6.13%    01/01/34       4,500       3,183,390
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        7,966,754
=================================================================================================================================

IDAHO-0.91%

   Idaho (State of) Housing & Finance Association (Liberty Charter School);
      Series 2008 A,
      Nonprofit Facilities RB                                                       6.00%    06/01/38         750         597,577
---------------------------------------------------------------------------------------------------------------------------------
   Idaho (State of) Housing & Finance Association (North Star Charter School);
      Series 2009 A, Nonprofit Facilities RB                                        9.00%    07/01/21         150         151,919
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009 A, Nonprofit Facilities RB                                        9.25%    07/01/29       1,000       1,017,900
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009 A, Nonprofit Facilities RB                                        9.50%    07/01/39       2,005       2,045,742
---------------------------------------------------------------------------------------------------------------------------------
   Idaho (State of) Housing & Finance Association; Series 2008 A, Nonprofit
      Facilities RB                                                                 6.13%    07/01/38       1,580       1,201,669
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        5,014,807
=================================================================================================================================

ILLINOIS-9.73%

   Belleville (City of) (Frank Scott Parkway Redevelopment); Series 2007 A,
      Ref. Tax Increment Allocation RB                                              5.70%    05/01/36       1,000         565,120
---------------------------------------------------------------------------------------------------------------------------------
   Chicago (City of) (Chatham Ridge Redevelopment);
      Series 2002, Tax Increment Allocation RB                                      5.95%    12/15/12         275         270,330
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002, Tax Increment Allocation RB                                      6.05%    12/15/13         475         460,788
---------------------------------------------------------------------------------------------------------------------------------
   Chicago (City of) (Lake Shore East);
      Series 2003, Special Assessment RB                                            6.63%    12/01/22         500         421,695
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003, Special Assessment RB                                            6.75%    12/01/32         500         382,415
---------------------------------------------------------------------------------------------------------------------------------
   Du Page (County of) Special Service Area No. 31 (Monarch Landing);
      Series 2006, Special Tax RB                                                   5.40%    03/01/16         245         212,937
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Special Tax RB                                                   5.63%    03/01/36       1,250         763,900
---------------------------------------------------------------------------------------------------------------------------------
   Hillside (Village of) (Mannheim Redevelopment);
      Series 2008, Sr. Lien Tax Increment Allocation RB                             6.55%    01/01/20       1,000         804,630
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Sr. Lien Tax Increment Allocation RB                             7.00%    01/01/28       5,000       3,741,550
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Beacon Hill);
      Series 2005 A, Ref. RB                                                        5.15%    02/15/13         655         619,368
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. RB                                                        5.25%    02/15/14         300         280,095
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. RB                                                        5.35%    02/15/15         225         205,207
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Clare Oaks);
      Series 2006 A, RB                                                             6.00%    11/15/27       1,000         753,330
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, RB                                                             6.00%    11/15/39       3,500       2,370,340
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Fairview Obligated Group);
      Series 2008 A, Ref. RB                                                        6.13%    08/15/28       1,000         737,940
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Ref. RB                                                        6.25%    08/15/35       1,000         713,160
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Ref. RB                                                        6.25%    08/15/40       1,000         703,640
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Luther Oaks);
      Series 2006 A, RB                                                             5.70%    08/15/28         500         347,430
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, RB                                                             6.00%    08/15/26         850         626,050
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, RB                                                             6.00%    08/15/39       1,460         989,530
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Monarch Landing, Inc. Facility);
      Series 2007 A, RB                                                             7.00%    12/01/27       2,000       1,356,820
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Rush University Medical Center
      Obligated Group);
      Series 2009 A, RB                                                             7.25%    11/01/30       1,865       2,054,820
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009 A, RB                                                             7.25%    11/01/38       2,000       2,175,000
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility);
      Series 2007 A, RB                                                             5.63%    11/15/17       1,345       1,047,204
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB                                                             6.00%    11/15/27       2,000       1,207,540
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB                                                             6.00%    11/15/37       2,000       1,098,580
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Silver Cross Hospital & Medical
      Centers);
      Series 2009, RB                                                               6.88%    08/15/38       6,000       5,791,260
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009, RB                                                               7.00%    08/15/44       1,000         971,940
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

   Illinois (State of) Finance Authority (Smith Village);
      Series 2005 A, RB                                                             5.70%    11/15/20   $     500   $     394,045
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, RB                                                             6.13%    11/15/25       1,000         761,950
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, RB                                                             6.25%    11/15/35       3,000       2,137,470
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (The Landing at Plymouth Place);
      Series 2005 A, RB                                                             6.00%    05/15/37       3,200       2,272,512
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Finance Authority (Three Crowns Park Plaza);
      Series 2006 A, RB                                                             5.88%    02/15/26       1,000         801,290
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, RB                                                             5.88%    02/15/38       1,500       1,083,645
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Bethesda Home &
      Retirement Center); Series 1999 A, RB                                         6.25%    09/01/14         500         483,175
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Lutheran Senior
      Ministries Obligated Group); Series 2001 A, RB (b)(c)                         7.38%    08/15/11       1,000       1,124,530
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority (Villa St. Benedict);
      Series 2003 A-1, RB (h)                                                       6.90%    11/15/33       2,000         880,800
---------------------------------------------------------------------------------------------------------------------------------
   Illinois (State of) Health Facilities Authority; Series 2003 A, RB               7.00%    11/15/32         800         663,896
---------------------------------------------------------------------------------------------------------------------------------
   Lincolnshire (Village of) Special Service Area No. 1 (Sedgebrook);
      Series 2004, Special Tax RB                                                   5.00%    03/01/11         235         224,700
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Special Tax RB                                                   6.25%    03/01/34         750         505,597
---------------------------------------------------------------------------------------------------------------------------------
   Lombard (City of) Public Facilities Corp. (Lombard Conference Center &
      Hotel);
      Series 2005 A-1, First Tier RB                                                6.38%    01/01/15         750         674,857
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A-1, First Tier RB                                                7.13%    01/01/36       2,500       2,016,000
---------------------------------------------------------------------------------------------------------------------------------
   Malta (Village of) (Prairie Springs); Series 2006, Tax Increment
      Allocation RB (a)                                                             5.75%    12/30/25       2,000       1,197,680
---------------------------------------------------------------------------------------------------------------------------------
   Southwestern Illinois Development Authority (City of Collinsville Limited
      Incremental Sales Tax); Series 2007, Local Government Program RB              5.35%    03/01/31       1,000         676,000
---------------------------------------------------------------------------------------------------------------------------------
   Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
      Series 2006, Senior Care Facilities RB                                        5.50%    12/01/26         800         587,584
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Senior Care Facilities RB                                        5.85%    12/01/36       3,000       2,103,960
---------------------------------------------------------------------------------------------------------------------------------
   St. Charles (City of) (Zylstra);
      Series 2008, Sr. Lien Limited Incremental Sales Tax RB                        6.95%    01/01/21       2,000       1,712,980
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Sr. Lien Limited Incremental Sales Tax RB                        6.95%    01/01/25       2,000       1,648,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       53,623,690
=================================================================================================================================

INDIANA-1.31%

   Indiana (State of) Finance Authority (Irvington Community School);
      Series 2009 A, Educational Facilities RB                                      7.75%    07/01/23         290         292,201
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009 A, Educational Facilities RB                                      8.00%    07/01/29       1,385       1,392,077
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009 A, Educational Facilities RB                                      9.00%    07/01/39       1,000       1,047,290
---------------------------------------------------------------------------------------------------------------------------------
   Indiana (State of) Health & Educational Facilities Financing Authority
      (Community Foundation of Northwest Indiana Obligated Group);
      Series 2007, Hospital RB                                                      5.50%    03/01/27       3,000       2,704,710
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Hospital RB                                                      5.50%    03/01/37       1,000         853,040
---------------------------------------------------------------------------------------------------------------------------------
   Petersburg (City of) (Indianapolis Power & Light Co.); Series 1991, Ref.
      PCR                                                                           5.75%    08/01/21       1,000         920,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        7,209,838
=================================================================================================================================

IOWA-1.78%

   Des Moines (City of) (Luther Park Apartments, Inc.); Series 2004, Senior
      Housing RB                                                                    6.00%    12/01/23         500         382,950
---------------------------------------------------------------------------------------------------------------------------------
   Iowa (State of) Finance Authority (Bethany Life Communities);
      Series 2006 A, Ref. Senior Housing RB                                         5.45%    11/01/26         345         243,773
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Ref. Senior Housing RB                                         5.55%    11/01/41         795         503,601
---------------------------------------------------------------------------------------------------------------------------------
   Iowa (State of) Finance Authority (Boys & Girls Home & Family Services,
      Inc.); Series 2007, Community Provider RB                                     5.80%    12/01/22       1,000         759,540
---------------------------------------------------------------------------------------------------------------------------------
   Iowa (State of) Finance Authority (Friendship Haven); Series 2004 A,
      Retirement Community RB                                                       6.13%    11/15/32         500         371,180
---------------------------------------------------------------------------------------------------------------------------------
   Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC);
      Series 2007 A, Senior Housing RB                                              5.50%    12/01/32       2,000         978,940
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Senior Housing RB                                              5.63%    12/01/45       1,000         453,860
---------------------------------------------------------------------------------------------------------------------------------
   Marion (City of) (Village Place at Marion);
      Series 2005 A, MFH RB                                                         5.65%    09/01/25         155         117,594
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, MFH RB                                                         6.00%    09/01/35         400         288,696
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

   Polk (County of) (Luther Park Health Center, Inc.);
      Series 2004, Health Care Facilities RB                                        6.00%    10/01/24   $     290   $     221,389
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Health Care Facilities RB                                        6.15%    10/01/36         600         421,200
---------------------------------------------------------------------------------------------------------------------------------
   Scott (County of) (Ridgecrest Village);
      Series 2000 A, RB (b)(c)                                                      7.25%    11/15/10         750         822,510
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Ref. RB                                                          4.75%    11/15/12         750         708,900
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Ref. RB                                                          5.63%    11/15/18       2,000       1,706,560
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. RB                                                          5.25%    11/15/21       1,000         794,740
---------------------------------------------------------------------------------------------------------------------------------
   Washington (City of) (United Presbyterian Home); Series 2006 A, Ref.
      Senior Housing RB                                                             5.60%    12/01/36       1,615       1,050,703
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        9,826,136
=================================================================================================================================

KANSAS-2.22%

   Hutchinson (City of) (Wesley Towers, Inc.); Series 1999 A, Ref. &
      Improvement Health Care Facilities RB                                         6.25%    11/15/19         750         668,992
---------------------------------------------------------------------------------------------------------------------------------
   Kansas (State of) Development Finance Authority (Adventist Health
      System); Series 2009, Hospital RB                                             5.75%    11/15/38       1,900       1,894,509
---------------------------------------------------------------------------------------------------------------------------------
   Labette (County of);
      Series 2007 A, Ref. & Improvement Hospital RB                                 5.75%    09/01/29         750         649,785
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Ref. & Improvement Hospital RB                                 5.75%    09/01/37         600         495,882
---------------------------------------------------------------------------------------------------------------------------------
   Olathe (City of) (Aberdeen Village, Inc); Series 2005 A, Ref. Senior
      Living Facilities RB                                                          5.60%    05/15/28       1,500       1,034,655
---------------------------------------------------------------------------------------------------------------------------------
   Olathe (City of) (Catholic Care Campus, Inc.);
      Series 2006 A, Senior Living Facilities RB                                    6.00%    11/15/26       1,000         791,390
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Senior Living Facilities RB                                    6.00%    11/15/38       2,000       1,427,540
---------------------------------------------------------------------------------------------------------------------------------
   Olathe (City of) (West Village Center);
      Series 2007, Special Obligation Tax Increment Allocation RB                   5.30%    09/01/17         500         424,785
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Special Obligation Tax Increment Allocation RB                   5.45%    09/01/22       1,160         883,827
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Special Obligation Tax Increment Allocation RB                   5.50%    09/01/26       1,000         710,010
---------------------------------------------------------------------------------------------------------------------------------
   Overland Park Transportation Development District (Grass Creek); Series
      2006, Special Assessment RB                                                   5.13%    09/01/28       1,565       1,006,358
---------------------------------------------------------------------------------------------------------------------------------
   Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005,
      Special Obligation Tax Increment Allocation RB                                5.75%    08/01/24         920         622,122
---------------------------------------------------------------------------------------------------------------------------------
   Roeland Park (City of) Transportation Development District (TDD #1);
      Series 2005, Sales Tax RB                                                     5.75%    12/01/25         445         295,921
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Sales Tax RB                                                   5.88%    12/01/09          10           9,980
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Sales Tax RB                                                   5.88%    12/01/25         985         664,895
---------------------------------------------------------------------------------------------------------------------------------
   Roeland Park (City of) Transportation Development District (TDD #2);
      Series 2006 B, Sales Tax RB (h)                                               5.88%    12/01/25       1,000         675,020
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       12,255,671
=================================================================================================================================

KENTUCKY-0.64%

   Louisville & Jefferson (Counties of) Metropolitan Government (Jewish
      Hospital & St. Mary's Healthcare); Series 2008, Health Facilities RB          6.13%    02/01/37       3,500       3,503,220
=================================================================================================================================

LOUISIANA-0.22%

   Louisiana (State of) Local Government Environmental Facilities & Community
      Development Authority (Westlake Chemical Corp.); Series 2007, RB              6.75%    11/01/32       1,500       1,213,665
=================================================================================================================================

MAINE-0.09%

   Maine (State of) Turnpike Authority; Series 2003, RB (INS-Ambac Assurance
      Corp.) (g)                                                                    5.00%    07/01/33         500         492,440
=================================================================================================================================

MARYLAND-1.32%

   Annapolis (City of) (Park Place); Series 2005 A, Special Obligation RB           5.35%    07/01/34       2,000       1,200,120
---------------------------------------------------------------------------------------------------------------------------------
   Anne Arundel (County of) (Parole Town Center); Series 2002, Tax Increment
      Allocation Financing RB                                                       5.00%    07/01/12         100          98,052
---------------------------------------------------------------------------------------------------------------------------------
   Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation RB       7.00%    07/01/33         968         825,985
---------------------------------------------------------------------------------------------------------------------------------
   Howard (County of); Series 2000 A, Retirement Community RB (b)(c)                7.88%    05/15/10         780         854,084
---------------------------------------------------------------------------------------------------------------------------------
   Maryland (State of) Health & Higher Educational Facilities Authority
      (Washington County Hospital);
      Series 2008, RB                                                               5.75%    01/01/38         500         427,620
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB                                                               6.00%    01/01/43       2,750       2,402,648
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

   Maryland (State of) Industrial Development Financing Authority (Our Lady
      of Good Counsel High School Facility); Series 2005 A, Economic IDR            6.00%    05/01/35   $   2,000   $   1,485,720
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        7,294,229
=================================================================================================================================

MASSACHUSETTS-1.44%

   Massachusetts (State of) Development Finance Agency (Briarwood Retirement
      Community); Series 2001 B, RB (b)(c)                                          7.50%    12/01/10         500         552,060
---------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc.
      Facility);
      Series 2007 A, RB                                                             5.00%    11/15/14       1,000         932,570
---------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Development Finance Agency (New England
      Conservatory of Music); Series 2008, RB                                       5.25%    07/01/38       2,500       2,028,150
---------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Development Finance Agency (Reeds
      Landing-Accredited Investors); Series 2006, Ref. First Mortgage RB (h)        5.75%    10/01/31       1,815         253,193
---------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Development Finance Agency (Sabis International
      Charter School); Series 2009 A, RB                                            6.85%    04/15/23         745         751,459
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009 A, RB                                                             6.90%    04/15/25         895         899,448
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009 A, RB                                                             8.00%    04/15/31       1,000       1,044,720
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009 A, RB                                                             8.00%    04/15/39       1,000       1,037,420
---------------------------------------------------------------------------------------------------------------------------------
   Massachusetts (State of) Health & Educational Facilities Authority
      (Christopher House, Inc.); Series 1999 A, Ref. RB                             6.88%    01/01/29         500         416,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        7,915,480
=================================================================================================================================

MICHIGAN-1.46%

   Advanced Technology Academy; Series 2008, Public School Academy RB               6.00%    11/01/37       1,000         713,730
---------------------------------------------------------------------------------------------------------------------------------
   Chandler Park Academy; Series 2005, Public School Academy RB                     5.13%    11/01/30       1,050         737,142
---------------------------------------------------------------------------------------------------------------------------------
   Detroit (City of) Community High School;
      Series 2005, Public School Academy RB                                         5.65%    11/01/25       1,485       1,025,897
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Public School Academy RB                                         5.75%    11/01/30       1,000         648,200
---------------------------------------------------------------------------------------------------------------------------------
   Gaylord (City of) Hospital Finance Authority (Otsego Memorial Hospital
      Association);
      Series 2004, Ref. Limited Obligation RB                                       6.50%    01/01/31         700         549,381
---------------------------------------------------------------------------------------------------------------------------------
   Gogebic (County of) Hospital Finance Authority (Grand View Health System,
      Inc.); Series 1999, Ref. RB                                                   5.88%    10/01/16         920         817,926
---------------------------------------------------------------------------------------------------------------------------------
   Mecosta (County of) General Hospital; Series 1999, Ref. RB                       6.00%    05/15/18         500         433,100
---------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Hospital Finance Authority (Presbyterian Villages of
      Michigan Obligated Group);
      Series 2005, Ref. RB                                                          4.88%    11/15/16         685         581,366
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Ref. RB                                                          5.25%    11/15/25         450         321,449
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Ref. RB                                                          5.50%    11/15/35         750         497,963
---------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Municipal Bond Authority (YMCA Service Learning
      Academy);
      Series 2001, Public School Academy Facilities Program RB                      7.63%    10/01/21         700         628,418
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Public School Academy Facilities Program RB                      7.75%    10/01/31         500         421,065
---------------------------------------------------------------------------------------------------------------------------------
   Michigan (State of) Strategic Fund (Detroit Edison Pollution Control);
      Series 2001 C, Ref. Limited Obligation PCR                                    5.45%    09/01/29         725         679,448
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        8,055,085
=================================================================================================================================

MINNESOTA-8.87%

   Apple Valley (City of) Economic Development Authority (Evercare Senior
      Living, LLC);
      Series 2005 A, Health Care RB                                                 6.13%    06/01/35       2,240       1,717,408
---------------------------------------------------------------------------------------------------------------------------------
   Baytown (Town of) (St. Croix Preparatory Academy);
      Series 2008 A, Lease RB                                                       6.75%    08/01/28       1,000         844,320
      Series 2008 A, Lease RB                                                       7.00%    08/01/38         700         575,575
---------------------------------------------------------------------------------------------------------------------------------
   Becker (City of) (Shepherd of Grace);
      Series 2006, Senior Housing RB                                                5.88%    05/01/29       1,000         764,330
      Series 2006, Senior Housing RB                                                6.00%    05/01/41       1,000         734,530
---------------------------------------------------------------------------------------------------------------------------------
   Brooklyn Park (City of) (Prairie Seeds Academy);
      Series 2009 A, Lease RB                                                       9.00%    03/01/29       2,620       2,712,512
      Series 2009 A, Lease RB                                                       9.25%    03/01/39         500         517,130
---------------------------------------------------------------------------------------------------------------------------------
   Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health
      Care & Housing Facilities RB                                                  5.70%    04/01/36       1,500       1,057,170
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

   Cold Spring (City of) (Assumption Home, Inc.);
      Series 2005, Nursing Home & Senior Housing RB                                 5.50%    03/01/25   $     425   $     327,683
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Nursing Home & Senior Housing RB                                 5.75%    03/01/35         600         430,392
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Health Care Facilities RB                                        7.50%    03/01/38       1,000         964,010
---------------------------------------------------------------------------------------------------------------------------------
   Dakota (County of) Community Development Agency (Highview Hills Senior
      Housing); Series 2008 A, MFH RB                                               7.00%    08/01/45       2,000       1,669,120
---------------------------------------------------------------------------------------------------------------------------------
   Eveleth (City of) (Manor House & Woodland Homes);
      Series 2006 A-1, Senior MFH RB                                                5.50%    10/01/25         510         389,181
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A-1, Senior MFH RB                                                5.70%    10/01/36       3,000       2,095,770
---------------------------------------------------------------------------------------------------------------------------------
   Fairmont (City of) (Goldfinch Estates-Governmental & Educational
      Assistance Corp.);
      Series 2005 A, Housing Facilities RB                                          6.25%    10/01/25       2,500       2,019,200
---------------------------------------------------------------------------------------------------------------------------------
   Fairmont (City of) (Homestead-Governmental & Educational Assistance
      Corp.); Series 2002 A-1, Housing Facilities RB                                7.25%    04/01/22         915         833,757
---------------------------------------------------------------------------------------------------------------------------------
   Falcon Heights (City of) (Kaleidoscope Charter School);
      Series 2007 A, Lease RB                                                       6.00%    11/01/27         400         308,936
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Lease RB                                                       6.00%    11/01/37         550         393,860
---------------------------------------------------------------------------------------------------------------------------------
   Glencoe (City of) (Glencoe Regional Health Services);
      Series 2001, Health Care Facilities RB (b)(c)                                 7.40%    04/01/11         250         279,363
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, Health Care Facilities RB (b)(c)                                 7.50%    04/01/11         500         559,590
---------------------------------------------------------------------------------------------------------------------------------
   Maple Grove (City of) (Maple Grove Hospital Corp.);
      Series 2007, Health Care System RB                                            5.25%    05/01/37       1,000         858,240
---------------------------------------------------------------------------------------------------------------------------------
   Maplewood (City of) (Volunteers of America Care Center);
      Series 2005 A, Ref. Health Care Facilities RB                                 5.00%    10/01/13         775         705,591
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. Health Care Facilities RB                                 5.25%    10/01/19       1,250         993,350
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. Health Care Facilities RB                                 5.38%    10/01/24       2,500       1,832,750
---------------------------------------------------------------------------------------------------------------------------------
   Minneapolis (City of) (Grant Park); Series 2006, Tax Increment Allocation RB     5.35%    02/01/30       1,450         938,817
---------------------------------------------------------------------------------------------------------------------------------
   Minneapolis (City of) (Village at St. Anthony Falls); Series 2004, Ref.
      Tax Increment Allocation RB                                                   5.75%    02/01/27         605         406,475
---------------------------------------------------------------------------------------------------------------------------------
   Minnesota (State of) Higher Education Facilities Authority (University of
      St. Thomas); Series 2009 6-X, RB                                              5.25%    04/01/39         500         500,240
---------------------------------------------------------------------------------------------------------------------------------
   Monticello (City of) (FiberNet Monticello); Series 2008,
      Telecommunications RB                                                         6.75%    06/01/31       2,000       1,759,140
---------------------------------------------------------------------------------------------------------------------------------
   North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.);
      Series 2007, Senior Housing RB                                                6.25%    10/01/47       2,400       1,944,624
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Senior Housing RB                                                6.50%    10/01/47       1,000         832,290
---------------------------------------------------------------------------------------------------------------------------------
   Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing
      Program);
      Series 2005 A, Ref. Governmental Housing RB                                   5.35%    07/01/15          70          62,910
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. Governmental Housing RB                                   6.20%    07/01/30       2,000       1,499,040
---------------------------------------------------------------------------------------------------------------------------------
   Oakdale (City of) (Oak Meadows); Series 2004, Ref. Senior Housing RB             6.00%    04/01/24       1,000         795,060
---------------------------------------------------------------------------------------------------------------------------------
   Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB             5.25%    06/01/26       1,600       1,187,984
---------------------------------------------------------------------------------------------------------------------------------
   Owatonna (City of) (Senior Living): Series 2006 A, Senior Housing RB             5.80%    10/01/29         800         606,288
---------------------------------------------------------------------------------------------------------------------------------
   Pine City (City of) (Lakes International Language Academy);
      Series 2006 A, Lease RB                                                       6.00%    05/01/26         480         375,130
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Lease RB                                                       6.25%    05/01/35       1,550       1,159,741
---------------------------------------------------------------------------------------------------------------------------------
   Ramsey (City of) (Pact Charter School);
      Series 2004 A, Lease RB                                                       6.50%    12/01/22         925         798,044
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Lease RB                                                       6.75%    12/01/33         150         120,695
---------------------------------------------------------------------------------------------------------------------------------
   Rochester (City of) (Mayo Clinic);
      Series 2006, Health Care Facilities RB                                        5.00%    11/15/36       2,760       2,679,712
---------------------------------------------------------------------------------------------------------------------------------
   Rochester (City of) (Samaritan Bethany, Inc.);
      Series 2003 A, Health Care & Housing RB                                       5.38%    08/01/12         165         160,038
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Health Care & Housing RB                                       5.50%    08/01/13         195         186,843
---------------------------------------------------------------------------------------------------------------------------------
   St. Cloud (City of) Housing & Redevelopment Authority (Sterling Heights
      Apartments);
      Series 2002, MFH RB (i)                                                       7.00%    10/01/23         495         415,226
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002, MFH RB (i)                                                       7.45%    10/01/32         155         126,984
---------------------------------------------------------------------------------------------------------------------------------
   St. Paul (City of) Housing & Redevelopment Authority (Community of Peace
      Academy);
      Series 2001 A, Lease RB (b)(c)                                                7.38%    12/01/10         900       1,000,701
---------------------------------------------------------------------------------------------------------------------------------
   St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Lease RB                                                       5.75%    09/01/26         300         227,139
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Lease RB                                                       6.00%    09/01/36         390         280,414
---------------------------------------------------------------------------------------------------------------------------------
   St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter
      School); Series 2002 A, Lease RB                                              7.50%    12/01/31         890         788,905
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

   St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard
      Shaller Family Sholom East Campus);
      Series 2007 A, RB                                                             5.05%    10/01/27   $   1,750   $   1,304,030
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB                                                             5.15%    10/01/42         275         178,527
---------------------------------------------------------------------------------------------------------------------------------
   Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
      Series 2004 A, Lease RB                                                       6.38%    12/01/24         900         708,102
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Lease RB                                                       6.60%    12/01/34         275         201,748
---------------------------------------------------------------------------------------------------------------------------------
   Washington (County of) Housing & Redevelopment Authority (Birchwood &
      Woodbury);
      Series 2007 A, Health Care & Housing RB                                       5.00%    12/01/14       1,000         881,920
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Health Care & Housing RB                                       5.55%    12/01/27       1,210         924,815
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Health Care & Housing RB                                       5.63%    06/01/37       1,000         710,910
---------------------------------------------------------------------------------------------------------------------------------
   Woodbury (City of) (Math & Science Academy);
      Series 2002 A, Ref. Lease RB                                                  7.38%    12/01/24         250         230,533
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002 A, Ref. Lease RB                                                  7.50%    12/01/31         750         671,572
---------------------------------------------------------------------------------------------------------------------------------
   Worthington (City of) (Ecumen Corp. Guaranty-Meadows); Series 2009 A,
      Housing & Health Care RB                                                      6.38%    05/01/39         650         636,252
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       48,884,617
=================================================================================================================================

MISSOURI-3.19%

   370/Missouri Bottom Road/Tussig Road Transportation Development District
      (Hazelwood);
      Series 2002, RB                                                               7.00%    05/01/22         750         660,600
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002, RB                                                               7.20%    05/01/33         500         397,445
---------------------------------------------------------------------------------------------------------------------------------
   Branson (City of) Industrial Development Authority (Branson Landing-Retail);
      Series 2005, Tax Increment Allocation IDR                                     5.25%    06/01/21       1,410         964,905
---------------------------------------------------------------------------------------------------------------------------------
   Branson Hills Infrastructure Facilities Community Improvement District;
      Series 2007 A, Special Assessment RB                                          5.00%    04/01/11         550         540,480
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Special Assessment RB                                          5.00%    04/01/13         300         283,242
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Special Assessment RB                                          5.00%    04/01/15         500         451,385
---------------------------------------------------------------------------------------------------------------------------------
   Cass (County of);
      Series 2007, Hospital RB                                                      5.00%    05/01/16       1,000         937,580
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Hospital RB                                                      5.63%    05/01/38       1,300       1,000,103
---------------------------------------------------------------------------------------------------------------------------------
   Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment
      Allocation RB                                                                 5.50%    04/01/21       1,000         802,190
---------------------------------------------------------------------------------------------------------------------------------
   Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax
      Increment Allocation RB                                                       5.75%    04/15/20       1,000         852,460
---------------------------------------------------------------------------------------------------------------------------------
   Desloge (City of) (U.S. Highway 67/State Street Redevelopment); Series
      2005, Ref. Tax Increment Allocation RB                                        5.20%    04/15/20         535         429,760
---------------------------------------------------------------------------------------------------------------------------------
   Grandview (City of) Industrial Development Authority (Grandview
      Crossing); Series 2006, Tax Increment Allocation IDR (h)                      5.75%    12/01/28       1,250         513,963
---------------------------------------------------------------------------------------------------------------------------------
   Kansas City (City of) Tax Increment Financing Commission (Maincor);
      Series 2007 A, Tax Increment Allocation RB                                    5.25%    03/01/18         500         420,825
---------------------------------------------------------------------------------------------------------------------------------
   Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005,
      Ref. Tax Increment RB                                                         5.75%    11/01/26       1,350       1,025,703
---------------------------------------------------------------------------------------------------------------------------------
   Platte (County of) Industrial Development Authority (Zona Rosa Phase II
      Retail); Series 2007, Transportation IDR                                      6.85%    04/01/29       3,500       2,702,490
---------------------------------------------------------------------------------------------------------------------------------
   Polk (County of) Industrial Development Authority (Citizens Memorial
      Health Care Foundation); Series 2008, Health Facilities IDR                   6.50%    01/01/33       2,000       1,520,080
---------------------------------------------------------------------------------------------------------------------------------
   Richmond Heights (City of) (Francis Place Redevelopment); Series 2005,
      Ref. & Improvement Tax Increment & Transportation Sales Tax RB                5.63%    11/01/25         750         569,197
---------------------------------------------------------------------------------------------------------------------------------
   St. Joseph (City of) Industrial Development Authority (The Shoppes at
      North Village);
      Series 2005 A, Tax Increment Allocation IDR                                   5.25%    11/01/13         500         483,145
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Tax Increment Allocation IDR                                   5.50%    11/01/27         750         570,277
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 B, Tax Increment Allocation IDR                                   5.50%    11/01/27       1,000         752,580
---------------------------------------------------------------------------------------------------------------------------------
   St. Louis (City of) Industrial Development Authority (Confluence
      Academy); Series 2007 A, IDR                                                  5.35%    06/15/32         750         490,545
---------------------------------------------------------------------------------------------------------------------------------
   St. Louis (County of) Industrial Development Authority (St. Andrew's
      Resources for Seniors); Series 2007 A, Senior Living Facilities IDR           6.38%    12/01/41       1,000         720,700
---------------------------------------------------------------------------------------------------------------------------------
   Strother Interchange Transportation Development District (Lees Summit);
      Series 2006, RB                                                               5.00%    05/01/24         675         485,717
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       17,575,372
=================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
MONTANA-0.10%

   Montana (State of) Facility Finance Authority (St. John's Lutheran
      Ministries); Series 2006 A, Senior Living RB                                  6.13%    05/15/36   $     750   $     525,180
---------------------------------------------------------------------------------------------------------------------------------

NEVADA-0.29%

   Las Vegas Valley Water District; Series 2003 A, Ref. & Water Improvement
      Limited Tax GO (INS-Financial Guaranty Insurance Co.) (g)                     5.00%    06/01/32       1,150       1,125,390
---------------------------------------------------------------------------------------------------------------------------------
   University and Community College System of Nevada; Series 2002 A, RB
      (INS-Financial Guaranty Insurance Co.) (g)                                    5.40%    07/01/31         500         500,185
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,625,575
=================================================================================================================================

NEW HAMPSHIRE-0.26%

   New Hampshire (State of) Health & Education Facilities Authority (The
      Huntington at Nashua);
      Series 2003 A, RB                                                             6.88%    05/01/23         750         729,728
---------------------------------------------------------------------------------------------------------------------------------
   Series 2003 A, RB                                                                6.88%    05/01/33         750         681,675
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,411,403
=================================================================================================================================

NEW JERSEY-2.01%

   Burlington (County of) Bridge Commission (The Evergreens); Series 2007,
      Economic Development RB                                                       5.63%    01/01/38       2,400       1,610,256
---------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Economic Development Authority (Cedar Crest
      Village, Inc. Facility); Series 2001 A, Retirement Community RB (b)(c)        7.25%    11/15/11         500         565,530
---------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Economic Development Authority (Continental
      Airlines, Inc.);
      Series 1999, Special Facilities RB (i)                                        6.25%    09/15/29       1,000         751,450
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Special Facilities RB (i)                                        7.00%    11/15/30         565         455,379
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000, Special Facilities RB (i)                                        7.20%    11/15/30         425         350,642
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003, Special Facilities RB (i)                                        9.00%    06/01/33         500         491,510
---------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Economic Development Authority (Lions Gate);
      Series 2005 A, First Mortgage RB                                              5.00%    01/01/15         825         774,857
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, First Mortgage RB                                              5.75%    01/01/25         710         583,975
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, First Mortgage RB                                              5.88%    01/01/37       1,360       1,005,094
---------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Economic Development Authority (Seashore Gardens
      Living Center);
      Series 2001, First Mortgage RB (b)(c)                                         8.00%    04/01/11         800         909,040
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, First Mortgage RB (b)(c)                                         8.00%    04/01/11         500         568,150
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, First Mortgage RB                                                5.30%    11/01/26       1,100         787,710
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, First Mortgage RB                                                5.38%    11/01/36         700         456,253
---------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Health Care Facilities Financing Authority (Virtual
      Health); Series 2009, RB (INS-Assured Guaranty Ltd.) (g)                      5.50%    07/01/38       1,000         989,980
---------------------------------------------------------------------------------------------------------------------------------
   New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B,
      RB (INS-Ambac Assurance Corp.) (g)                                            5.25%    12/15/23         750         780,105
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       11,079,931
=================================================================================================================================

NEW MEXICO-0.18%

   Mariposa East Public Improvement District;
      Series 2006, Unlimited Tax GO                                                 5.75%    09/01/21         500         366,490
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Unlimited Tax GO                                                 6.00%    09/01/32       1,000         625,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          991,690
=================================================================================================================================

NEW YORK-2.13%

   Broome (County of) Industrial Development Agency (Good Shepherd Village);
      Series 2008 A, Continuing Care Retirement IDR                                 6.15%    07/01/18         500         447,310
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Continuing Care Retirement IDR                                 6.75%    07/01/28         600         497,226
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Continuing Care Retirement IDR                                 6.88%    07/01/40       1,000         796,400
---------------------------------------------------------------------------------------------------------------------------------
   East Rochester (City of) Housing Authority (Woodland Village); Series
      2006, Ref. Senior Living RB                                                   5.50%    08/01/33       1,700       1,118,668
---------------------------------------------------------------------------------------------------------------------------------
   Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.);
      Series 2006 A, IDR                                                            6.00%    11/15/26       1,100         827,860
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, IDR                                                            6.00%    11/15/36       2,000       1,387,720
=================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

   Monroe (County of) Industrial Development Agency (Woodland Village);
      Series 2000,
      Civic Facilities IDR (b)(c)                                                   8.55%    11/15/10   $   1,000   $   1,123,430
---------------------------------------------------------------------------------------------------------------------------------
   Nassau (County of) Industrial Development Agency (Amsterdam at
      Harborside); Series
      2007 A, Continuing Care Retirement IDR                                        6.50%    01/01/27       1,000         787,220
---------------------------------------------------------------------------------------------------------------------------------
   New York (State of) Dormitory Authority (Mount Sinai NYU Health Obligated
      Group);
      Series 2000, RB                                                               5.50%    07/01/26         500         499,950
---------------------------------------------------------------------------------------------------------------------------------
   Syracuse (City of) Industrial Development Agency (Jewish Home of Central
      New York, Inc.);
      Series 2001 A, First Mortgage IDR                                             7.38%    03/01/21         350         324,681
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001 A, First Mortgage IDR                                             7.38%    03/01/31         500         427,010
---------------------------------------------------------------------------------------------------------------------------------
   Ulster (County of) Industrial Development Agency,
      Series 2007 A, Civic Facilities IDR                                           6.00%    09/15/27       2,000       1,555,220
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Civic Facilities IDR                                           6.00%    09/15/37       2,000       1,389,420
---------------------------------------------------------------------------------------------------------------------------------
   Westchester (County of) Industrial Development Agency (Hebrew Hospital
      Senior Housing, Inc.); Series 2000 A, Continuing Care Retirement
      IDR (b)(c)                                                                    7.38%    07/01/10         500         542,770
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       11,724,885
=================================================================================================================================

NORTH CAROLINA-0.73%

   North Carolina (State of) Medical Care Commission (Pennybyrn at
      Maryfield); Series 2005 A, Health Care Facilities RB                          6.13%    10/01/35       1,300         924,196
---------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Medical Care Commission (Southminister); Series
      2007 A, First Mortgage Retirement Facilities RB                               5.75%    10/01/37       1,500       1,069,785
---------------------------------------------------------------------------------------------------------------------------------
   North Carolina (State of) Medical Care Commission (The Presbyterian Homes
      Obligated Group);
      Series 2006, First Mortgage Health Care Facilities RB                         5.60%    10/01/36       1,000         743,530
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 B, Ref. First Mortgage Health Care Facilities RB                  5.20%    10/01/21       1,500       1,309,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,047,311
=================================================================================================================================

NORTH DAKOTA-0.67%

   Grand Forks (City of) (4000 Valley Square);
      Series 2006, Ref. Senior Housing RB                                           5.13%    12/01/21       1,315       1,056,708
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. Senior Housing RB                                           5.30%    12/01/34         855         559,957
---------------------------------------------------------------------------------------------------------------------------------
   Traill (County of) (Hillsboro Medical Center);
      Series 2007, Health Care RB                                                   5.25%    05/01/20         500         386,330
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Health Care RB                                                   5.50%    05/01/26       1,520       1,077,801
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Health Care RB                                                   5.50%    05/01/42       1,000         616,970
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,697,766
=================================================================================================================================

OHIO-2.94%

   Adams (County of) Hospital;
      Series 2005, Hospital Facilities Improvement RB                               5.50%    09/01/09         375         374,948
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Hospital Facilities Improvement RB                               5.75%    09/01/10         395         380,883
---------------------------------------------------------------------------------------------------------------------------------
   Centerville (City of) (Bethany Lutheran Village Continuing Care Facility
      Expansion);
      Series 2007 A, Health Care RB                                                 5.75%    11/01/22       1,000         752,910
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Health Care RB                                                 6.00%    11/01/27       2,000       1,535,520
---------------------------------------------------------------------------------------------------------------------------------
   Cleveland-Cuyahoga (County of) Port Authority (St. Clarence-Governmental &
      Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB          6.25%    05/01/38       2,710       1,572,694
---------------------------------------------------------------------------------------------------------------------------------
   Cleveland-Cuyahoga (County of) Port Authority; Series 2001, Special
      Assessment Tax Increment RB                                                   7.35%    12/01/31       1,000         884,270
---------------------------------------------------------------------------------------------------------------------------------
   Cuyahoga (County of) (Canton, Inc.); Series 2000, Hospital Facilities RB         7.50%    01/01/30         750         755,775
---------------------------------------------------------------------------------------------------------------------------------
   Cuyahoga (County of) (Eliza Jennings Senior Care Network);
      Series 2007 A, Health Care & Independent Living Facilities RB                 5.75%    05/15/27       1,000         710,190
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Health Care & Independent Living Facilities RB                 6.00%    05/15/37       1,000         672,830
---------------------------------------------------------------------------------------------------------------------------------
   Hickory Chase Community Authority;
      Series 2008, Infrastructure Improvement RB                                    6.75%    12/01/27       2,000       1,647,280
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, Infrastructure Improvement RB                                    7.00%    12/01/38       1,500       1,219,365
---------------------------------------------------------------------------------------------------------------------------------
   Lucas (County of) (Sunset Retirement Communities);
      Series 2000 A, Ref. & Improvement Health Care Facilities RB                   6.50%    08/15/20         920         923,882
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, Ref. & Improvement Health Care Facilities RB                   6.55%    08/15/24         500         487,330
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

   Norwood (City of) (Cornerstone at Norwood);
      Series 2006, Tax Increment Financing RB                                       5.25%    12/01/15   $   1,080   $     920,678
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Tax Increment Financing RB                                       5.75%    12/01/20       1,300         992,628
---------------------------------------------------------------------------------------------------------------------------------
   Toledo-Lucas (County of) Port Authority (St. Mary Woods);
      Series 2004 A, RB                                                             6.00%    05/15/24       1,750       1,317,505
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, RB                                                             6.00%    05/15/34       1,500       1,040,835
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       16,189,523
=================================================================================================================================

OKLAHOMA-3.31%

   Cleveland (County of) Justice Authority (Detention Facility); Series 2009
      B, Sales Tax RB                                                               5.75%    03/01/29       1,400       1,419,572
---------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (County of) Finance Authority (Epworth Villa);
      Series 2005 A, Ref. RB                                                        5.00%    04/01/15       1,025         905,813
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005 A, Ref. RB                                                        5.70%    04/01/25       2,500       1,895,350
---------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge & Gardens
      at Reding
      Apartments); Series 2000, Ref. VRD MFH RB (CEP-Federal National Mortgage
      Association) (e)(f)                                                           0.32%    07/15/30      13,240      13,240,000
---------------------------------------------------------------------------------------------------------------------------------
   Oklahoma (State of) Development Finance Authority (Comanche County
      Hospital); Series
      2002 B, RB                                                                    6.60%    07/01/31         825         782,042
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       18,242,777
=================================================================================================================================

OREGON-1.18%

   Clackamas (County of) Hospital Facilities Authority (Odd Fellows
      Home-Friendship
      Health Center); Series 1998 A, Ref. RB                                        5.88%    09/15/21         230         179,538
---------------------------------------------------------------------------------------------------------------------------------
   Clackamas (County of) Hospital Facilities Authority (Willamette Falls
      Hospital); Series
      2005, Ref. Gross RB                                                           5.13%    04/01/26       1,000         789,940
---------------------------------------------------------------------------------------------------------------------------------
   Oregon (State of) Health & Science University;
      Series 2009 A, RB                                                             5.75%    07/01/39       1,175       1,160,113
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009 A, RB                                                             5.88%    07/01/33       2,500       2,514,075
---------------------------------------------------------------------------------------------------------------------------------
   Yamhill (County of) Hospital Authority (Friendsview Retirement
      Community); Series
      2003, RB (b)(c)                                                               7.00%    12/01/13       1,555       1,881,114
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        6,524,780
=================================================================================================================================

PENNSYLVANIA-4.81%

   Allegheny (County of) Hospital Development Authority (Villa St. Joseph of
      Baden, Inc.);
      Series 1998, Health Care Facilities RB                                        6.00%    08/15/28         500         366,200
---------------------------------------------------------------------------------------------------------------------------------
   Allegheny (County of) Industrial Development Authority (Propel
      Schools-Homestead);
      Series 2004 A, Charter School IDR                                             7.00%    12/15/15         685         668,539
---------------------------------------------------------------------------------------------------------------------------------
   Blair (County of) Industrial Development Authority (Village of
      Pennsylvania State);
      Series 2002 A, IDR                                                            6.90%    01/01/22         500         430,210
---------------------------------------------------------------------------------------------------------------------------------
      Series 2002 A, IDR                                                            7.00%    01/01/34         500         404,850
---------------------------------------------------------------------------------------------------------------------------------
   Butler (County of) Hospital Authority (Butler Health System);
      Series 2009, RB                                                               7.13%    07/01/29       2,145       2,223,335
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009, RB                                                               7.25%    07/01/39       1,590       1,644,807
---------------------------------------------------------------------------------------------------------------------------------
   Chartiers Valley Industrial & Commercial Development Authority (Asbury
      Health Center);
      Series 1999, Ref. First Mortgage IDR                                          6.38%    12/01/19       1,000         900,530
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. First Mortgage IDR                                          5.13%    12/01/12         500         470,350
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. First Mortgage IDR                                          5.25%    12/01/13         500         465,760
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. First Mortgage IDR                                          5.25%    12/01/15         260         234,494
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. First Mortgage IDR                                          5.38%    12/01/16         500         420,555
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. First Mortgage IDR                                          5.75%    12/01/22         935         718,379
---------------------------------------------------------------------------------------------------------------------------------
   Chester (County of) Industrial Development Authority (Avon Grove Charter
      School);
      Series 2007 A, IDR                                                            6.25%    12/15/27       1,000         771,910
---------------------------------------------------------------------------------------------------------------------------------
   Crawford (County of) Hospital Authority (Wesbury United Methodist
      Community); Series
      1999, Senior Living Facilities RB                                             6.25%    08/15/29         750         576,465
---------------------------------------------------------------------------------------------------------------------------------
   Cumberland (County of) Municipal Authority (Messiah Village); Series 2008
       A, RB                                                                        6.00%    07/01/35       1,000         800,320
---------------------------------------------------------------------------------------------------------------------------------
   Cumberland (County of) Municipal Authority (Presbyterian Homes Obligated
      Group);
      Series 2008 A, RB                                                             5.00%    01/01/17       2,000       1,874,840
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, RB                                                             5.35%    01/01/20         515         473,367
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, RB                                                             5.45%    01/01/21         885         805,854
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

   Cumberland (County of) Municipal Authority (Wesley Affiliated Services,
      Inc.); Series
      2002 A, Retirement Community RB (b)(c)                                        7.13%    01/01/13   $     700   $     826,000
---------------------------------------------------------------------------------------------------------------------------------
   Fulton (County of) Industrial Development Authority (The Fulton County
      Medical Center);
      Series 2006, Hospital IDR                                                     5.88%    07/01/31       1,500       1,058,610
---------------------------------------------------------------------------------------------------------------------------------
   Harrisburg (City of) Authority (Harrisburg University of Science);
      Series 2007 A, University RB                                                  5.40%    09/01/16         550         527,395
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 B, University RB                                                  6.00%    09/01/36       1,225         970,078
---------------------------------------------------------------------------------------------------------------------------------
   Lancaster (County of) Hospital Authority (Saint Anne's Home for the Aged,
      Inc.); Series
      1999, Health Center RB                                                        6.63%    04/01/28         500         401,490
---------------------------------------------------------------------------------------------------------------------------------
   Lancaster (County of) Industrial Development Authority (Garden Spot
      Village);
      Series 2000 A, IDR (b)(c)                                                     7.60%    05/01/10         250         267,388
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, IDR (b)(c)                                                     7.63%    05/01/10         500         534,880
---------------------------------------------------------------------------------------------------------------------------------
   Lawrence (County of) Industrial Development Authority (Shenango
      Presbyterian Senior
      Care Obligated Group); Series 2001 B, Senior Health & Housing Facilities
      IDR (b)(c)                                                                    7.50%    11/15/11       1,000       1,159,650
---------------------------------------------------------------------------------------------------------------------------------
   Lehigh (County of) General Purpose Authority (Bible Fellowship Church
      Home Inc.);
      Series 2001, First Mortgage RB                                                7.63%    11/01/21         250         240,615
---------------------------------------------------------------------------------------------------------------------------------
      Series 2001, First Mortgage RB                                                7.75%    11/01/33         750         675,158
---------------------------------------------------------------------------------------------------------------------------------
   North Penn (Region of) Health Hospital & Education Authority (Maple
      Village); Series
      2000 A, Hospital RB (b)(c)                                                    8.00%    04/01/10         300         316,608
---------------------------------------------------------------------------------------------------------------------------------
   Pennsylvania (State of) Economic Development Financing Authority
      (Northwestern Human
      Services, Inc.); Series 1998 A, RB                                            5.25%    06/01/14       1,000         907,630
---------------------------------------------------------------------------------------------------------------------------------
   Pennsylvania (State of) Higher Educational Facilities Authority (Student
      Association,
      Inc. at California University of Pennsylvania);
      Series 2000 A, Student Housing RB                                             6.75%    09/01/20         500         486,220
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000 A, Student Housing RB                                             6.75%    09/01/32         320         283,261
---------------------------------------------------------------------------------------------------------------------------------
   Philadelphia (City of) Industrial Development Authority (Cathedral
      Village); Series 2003
      A, IDR                                                                        6.88%    04/01/34         500         398,495
---------------------------------------------------------------------------------------------------------------------------------
   Philadelphia (City of) Industrial Development Authority (Russell Byers
      Charter School);
      Series 2007 A, IDR                                                            5.15%    05/01/27       1,000         718,930
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, IDR                                                            5.25%    05/01/37       1,000         657,860
---------------------------------------------------------------------------------------------------------------------------------
   Philadelphia (City of) Industrial Development Authority; Series 2007 A,
      IDR                                                                           5.50%    09/15/37       2,700       1,845,126
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       26,526,159
=================================================================================================================================

PUERTO RICO-0.40%

   Puerto Rico (State of) Sales Tax Financing Corp.; Series 2009 A, First
      Sub. Sales Tax RB                                                             5.50%    08/01/28       2,250       2,231,505
=================================================================================================================================

RHODE ISLAND-0.84%

   Rhode Island (State of) Health & Educational Building Corp. (Lifespan
      Obligated Group);
      Series 2009 A, Hospital Financing RB                                          7.00%    05/15/39       2,500       2,571,450
---------------------------------------------------------------------------------------------------------------------------------
      Series 2009 A, Hospital Financing RB (INS-Assured Guaranty Ltd.) (g)          6.25%    05/15/30       2,000       2,065,260
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,636,710
=================================================================================================================================

SOUTH CAROLINA-1.94%

   South Carolina (State of) Jobs-Economic Development Authority (Lutheran
      Homes);
      Series 2007, Ref. First Mortgage Health Care Facilities RB                    5.00%    05/01/14       1,035         971,151
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Ref. First Mortgage Health Care Facilities RB                    5.38%    05/01/21       1,500       1,138,680
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Ref. First Mortgage Health Care Facilities RB                    5.50%    05/01/28       1,100         767,657
---------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (Palmetto
      Health Alliance);
      Series 2000 A, Hospital Facilities Improvement RB (b)(c)                      7.38%    12/15/10         800         879,528
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Ref. Hospital Facilities RB                                    6.13%    08/01/23       1,500       1,437,840
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003 A, Ref. Hospital Facilities RB                                    6.25%    08/01/31       1,570       1,451,700
---------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (South
      Carolina Episcopal Home at Still Hopes);
      Series 2004 A, Residential Care Facilities RB                                 6.25%    05/15/25         750         609,653
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Residential Care Facilities RB                                 6.38%    05/15/32       1,250         946,037
---------------------------------------------------------------------------------------------------------------------------------
   South Carolina (State of) Jobs-Economic Development Authority (The
      Woodlands at Furman); Series 2007 A, RB                                       6.00%    11/15/37       2,000       1,388,680
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

   South Carolina (State of) Jobs-Economic Development Authority (Wesley
      Commons);
      Series 2000, First Mortgage Health Facilities RB (b)(c)                       7.75%    10/01/10   $     700   $     776,398
---------------------------------------------------------------------------------------------------------------------------------
      Series 2000, First Mortgage Health Facilities RB (b)(c)                       8.00%    10/01/10         300         333,636
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10,700,960
=================================================================================================================================

SOUTH DAKOTA-0.26%

   Sioux Falls (City of); Series 2008 A, Tax Increment Allocation RB                5.75%    01/15/28       1,300         956,189
---------------------------------------------------------------------------------------------------------------------------------
   South Dakota (State of) Health & Educational Facilities Authority
      (Westhills Village
      Retirement Community); Series 2003, RB                                        5.65%    09/01/23         500         486,195
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        1,442,384
=================================================================================================================================

TENNESSEE-0.55%

   Blount (County of) Health & Educational Facilities Board (Asbury, Inc.);
      Series 2007 A, Ref. RB                                                        5.13%    04/01/23       1,690       1,206,525
---------------------------------------------------------------------------------------------------------------------------------
   Davidson and Williamson (Counties of) Harpeth Valley Utilities District;
      Series 2004,
   Utilities Improvement RB (INS-National Public Finance Guarantee Corp.) (g)       5.00%    09/01/34       1,000         996,380
---------------------------------------------------------------------------------------------------------------------------------
   Johnson City (City of) Health & Educational Facilities Board (Appalachian
      Christian Village);
      Series 2004 A, Retirement Facilities RB                                       6.00%    02/15/24         500         394,825
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Retirement Facilities RB                                       6.25%    02/15/32         600         443,658
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,041,388
=================================================================================================================================

TEXAS-8.24%

   Abilene (City of) Health Facilities Development Corp. (Sears Methodist
      Retirement System
      Obligated Group Report); Series 2003 A, Retirement Facilities RB              7.00%    11/15/33       2,400       1,856,808
---------------------------------------------------------------------------------------------------------------------------------
   Atlanta (City of) Hospital Authority; Series 1999, RB                            6.70%    08/01/19         500         462,395
---------------------------------------------------------------------------------------------------------------------------------
   Bexar (County of) Housing Finance Corp. (American Opportunity for
      Housing-Cinnamon
      Creek Apartments); Sr. Series 2002 A-1, MFH RB                                6.85%    12/01/23         750         582,990
---------------------------------------------------------------------------------------------------------------------------------
   Clifton Higher Education Finance Corp. (Tejano Center for Community
      Concerns, Inc. -
      Raul Yzaguirre School for Success); Series 2009 A, Ref. RB                    9.00%    02/15/38       2,000       2,042,200
---------------------------------------------------------------------------------------------------------------------------------
   Corpus Christi (Port of) Industrial Development Corp. (Valero); Series
      1997 C, Ref. IDR                                                              5.40%    04/01/18         605         553,291
---------------------------------------------------------------------------------------------------------------------------------
   Dallas-Fort Worth (Cities of) International Airport Facilities
      Improvement Corp.; Series
      2000 A-3, Ref. RB (i)                                                         9.13%    05/01/29         500         258,625
---------------------------------------------------------------------------------------------------------------------------------
   Decatur (City of) Hospital Authority (Wise Regional Health System);
      Series 2004 A, RB                                                             5.63%    09/01/13       1,735       1,715,672
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, RB                                                             7.00%    09/01/25       2,825       2,425,969
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, RB                                                             7.13%    09/01/34         905         756,010
---------------------------------------------------------------------------------------------------------------------------------
   Gulf Coast Waste Disposal Authority (Valero Energy Corp.); Series 2001,
      RB (i)                                                                        6.65%    04/01/32         900         858,870
---------------------------------------------------------------------------------------------------------------------------------
   Harris (County of) Health Facilities Development Corp. (Memorial Hermann
      Healthcare
      System); Series 2008 B, Hospital RB                                           7.20%    12/01/28       1,000       1,059,010
---------------------------------------------------------------------------------------------------------------------------------
   HFDC of Central Texas, Inc. (Villa de San Antonio); Series 2004 A, RB            6.00%    05/15/25         500         329,130
---------------------------------------------------------------------------------------------------------------------------------
   HFDC of Central Texas, Inc.;
      Series 2006 A, Retirement Facilities RB                                       5.50%    11/01/31         500         333,230
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Retirement Facilities RB                                       5.63%    11/01/26         750         535,320
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Retirement Facilities RB                                       5.75%    11/01/36       1,000         661,830
---------------------------------------------------------------------------------------------------------------------------------
   Hidalgo (County of) Health Services Corp. (Mission Hospital, Inc.);
      Series 2005, Hospital RB                                                      5.00%    08/15/15         500         458,815
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Hospital RB                                                      5.00%    08/15/19         700         596,869
---------------------------------------------------------------------------------------------------------------------------------
   Hopkins (County of) Hospital District;
      Series 2008, RB                                                               6.00%    02/15/33       1,000         801,090
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB                                                               6.00%    02/15/38       1,000         782,320
---------------------------------------------------------------------------------------------------------------------------------
   Houston (City of) (Continental Airlines, Inc. Terminal E); Series 2001 E,
      Airport System
      Special Facilities RB (i)                                                     6.75%    07/01/29         500         405,320
---------------------------------------------------------------------------------------------------------------------------------
   Houston (City of) Health Facilities Development Corp. (Buckingham Senior
      Living Community);
      Series 2004 A, Retirement Facilities RB (b)(c)                                7.00%    02/15/14         300         354,534
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Retirement Facilities RB (b)(c)                                7.00%    02/15/14         750         886,335
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, Retirement Facilities RB (b)(c)                                7.13%    02/15/14         450         533,997
---------------------------------------------------------------------------------------------------------------------------------
   La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for
      Life); Series 2008, RB                                                        6.38%    02/15/37       1,635       1,211,470
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

   La Vernia Higher Education Finance Corp.;
      Series 2008 A, RB                                                             6.25%    02/15/17   $   1,245   $   1,173,960
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, RB                                                             7.13%    02/15/38       2,000       1,761,440
---------------------------------------------------------------------------------------------------------------------------------
   Lufkin (City of) Health Facilities Development Corp. (Memorial Health
      System of East Texas); Series 2007, RB                                        5.50%    02/15/37       1,000         712,610
---------------------------------------------------------------------------------------------------------------------------------
   Matagorda (County of) Navigation District No. 1 (Central Power & Light
      Co.); Series 2001 A, PCR                                                      6.30%    11/01/29       1,000       1,025,400
---------------------------------------------------------------------------------------------------------------------------------
   Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB      6.50%    12/01/30       1,135         819,549
---------------------------------------------------------------------------------------------------------------------------------
   Mesquite (City of) Health Facilities Development Corp. (Christian Care
      Centers, Inc.);
      Series 2005, Retirement Facilities RB                                         5.63%    02/15/35         945         677,849
---------------------------------------------------------------------------------------------------------------------------------
   Midlothian (City of) Development Authority;
      Series 2001, Tax Increment Contract Allocation RB (b)(c)                      7.88%    05/15/11       1,000       1,139,990
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004, Tax Increment Contract Allocation RB (a)                         6.20%    11/15/29       1,000         782,520
---------------------------------------------------------------------------------------------------------------------------------
   North Central Texas Health Facilities Development Corp. (Children's Medical
      Center of Dallas); Series 2009, Hospital RB                                   5.75%    08/15/39       1,500       1,497,750
---------------------------------------------------------------------------------------------------------------------------------
   Pearland (City of) Development Authority; Series 2009, Tax Increment
      Contract Allocation RB                                                        5.88%    09/01/29         805         778,628
---------------------------------------------------------------------------------------------------------------------------------
   Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham
      Senior Living Community, Inc.);
      Series 2007, Retirement Facilities RB                                         5.63%    11/15/27       1,500       1,188,420
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Retirement Facilities RB                                         5.75%    11/15/37       3,500       2,586,360
---------------------------------------------------------------------------------------------------------------------------------
   Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C.
      Young Memorial Home);
      Series 2007, Retirement Facilities RB                                         5.25%    02/15/17       1,150       1,001,684
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Retirement Facilities RB                                         5.75%    02/15/25       1,500       1,200,675
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Retirement Facilities RB                                         5.75%    02/15/29       1,600       1,211,040
---------------------------------------------------------------------------------------------------------------------------------
   Tarrant (County of) Cultural Education Facilities Finance Corp. (Northwest
      Senior Housing Corp.-Edgemere);
      Series 2006 A, Retirement Facilities RB                                       6.00%    11/15/26       1,200       1,019,952
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 A, Retirement Facilities RB                                       6.00%    11/15/36       2,000       1,564,540
---------------------------------------------------------------------------------------------------------------------------------
   Travis (County of) Health Facilities Development Corp. (Querencia Barton
      Creek);
      Series 2005, Retirement Facilities RB                                         5.50%    11/15/25       1,650       1,129,359
---------------------------------------------------------------------------------------------------------------------------------
      Series 2005, Retirement Facilities RB                                         5.65%    11/15/35       1,250         816,425
---------------------------------------------------------------------------------------------------------------------------------
   University of Houston (Consolidated System); Series 2009 A, Ref. RB              5.00%    02/15/34       2,000       1,985,880
---------------------------------------------------------------------------------------------------------------------------------
   Woodhill Public Facilities Corp. (Woodhill Apartments); Series 1999, MFH RB      7.50%    12/01/29       1,000         874,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       45,410,781
=================================================================================================================================

UTAH-3.02%

   Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB     5.50%    06/15/37       1,450         953,534
---------------------------------------------------------------------------------------------------------------------------------
   Utah (County of) (Lakeview Academy); Series 2007 A, Charter School RB            5.63%    07/15/37       2,200       1,474,616
---------------------------------------------------------------------------------------------------------------------------------
   Utah (County of) (Renaissance Academy);
      Series 2007 A, Charter School RB                                              5.35%    07/15/17       1,000         854,280
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Charter School RB                                              5.63%    07/15/37       1,350         904,878
---------------------------------------------------------------------------------------------------------------------------------
   Utah (County of) (Ronald Wilson Reagan Academy);
      Series 2007 A, Charter School RB                                              5.75%    02/15/22         340         268,753
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Charter School RB                                              6.00%    02/15/38       2,710       1,894,453
---------------------------------------------------------------------------------------------------------------------------------
   Utah (State of) Charter School Finance Authority (Channing Hall);
      Series 2007 A, RB (a)                                                         5.88%    07/15/27         780         583,175
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, RB (a)                                                         6.00%    07/15/37       2,100       1,472,751
---------------------------------------------------------------------------------------------------------------------------------
   Utah (State of) Charter School Finance Authority (George Washington
      Academy);
      Series 2008 A, RB                                                             6.75%    07/15/28       1,340       1,093,601
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, RB                                                             7.00%    07/15/40       1,690       1,339,494
---------------------------------------------------------------------------------------------------------------------------------
   Utah (State of) Charter School Finance Authority (Rockwell Charter High
      School); Series 2008 A, RB                                                    7.00%    08/15/38       2,000       1,592,020
---------------------------------------------------------------------------------------------------------------------------------
   Utah (State of) Charter School Finance Authority (Summit Academy); Series
      2007 A, RB                                                                    5.80%    06/15/38       3,800       2,755,874
---------------------------------------------------------------------------------------------------------------------------------
   West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter
      School RB (a)                                                                 6.38%    06/01/37       2,000       1,458,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       16,646,029
=================================================================================================================================

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
VIRGINIA-2.15%

   Chesterfield (County of) Health Center Commission (Lucy Corr Village);
      Series 2008 A, Residential Care Facilities RB                                 6.13%    12/01/30   $   2,000   $   1,551,940
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 A, Residential Care Facilities RB                                 6.25%    12/01/38       2,000       1,498,360
---------------------------------------------------------------------------------------------------------------------------------
   Henrico (County of) Economic Development Authority (Virginia United
      Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB          6.50%    06/01/22         750         682,507
---------------------------------------------------------------------------------------------------------------------------------
   Lexington (City of) Industrial Development Authority (Kendall at
      Lexington);
      Series 2007 A, Residential Care Facilities Mortgage IDR                       5.25%    01/01/21         895         704,150
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Residential Care Facilities Mortgage IDR                       5.38%    01/01/22         780         611,208
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Residential Care Facilities Mortgage IDR                       5.38%    01/01/23         425         323,383
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Residential Care Facilities Mortgage IDR                       5.38%    01/01/28         750         546,180
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Residential Care Facilities Mortgage IDR                       5.50%    01/01/37       1,300         866,333
---------------------------------------------------------------------------------------------------------------------------------
   Lynchburg (City of) Industrial Development Authority (The Summit); Series
      2002 A, Residential Care Facilities Mortgage IDR                              6.25%    01/01/28         500         392,715
---------------------------------------------------------------------------------------------------------------------------------
   Norfolk Redevelopment & Housing Authority (Fort Norfolk Retirement
      Community, Inc.-Harbor's Edge);
      Series 2004 A, First Mortgage RB                                              6.00%    01/01/25         500         387,855
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, First Mortgage RB                                              6.13%    01/01/35       1,100         779,603
---------------------------------------------------------------------------------------------------------------------------------
   Peninsula Ports Authority (Virginia Baptist Homes);
      Series 2003 A, Residential Care Facilities RB (b)(c)                          7.38%    12/01/13         500         607,940
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 C, Ref. Residential Care Facilities RB                            5.38%    12/01/26       1,000         731,160
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006 C, Ref. Residential Care Facilities RB                            5.40%    12/01/33       1,000         671,340
---------------------------------------------------------------------------------------------------------------------------------
   Peninsula Town Center Community Development Authority,
      Series 2007, Special Obligations RB                                           6.35%    09/01/28       1,000         765,580
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007, Special Obligations RB                                           6.45%    09/01/37       1,000         729,190
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       11,849,444
=================================================================================================================================

WASHINGTON-2.00%

   Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital);
      Series 2007, RB                                                               6.50%    12/01/38       2,000       1,485,140
---------------------------------------------------------------------------------------------------------------------------------
   Seattle (Port of) Industrial Development Corp. (Sysco Food Services of
      Seattle, Inc.); Series 1994, Ref. VRD IDR (e)(f)                              0.35%    11/01/25       3,325       3,325,000
---------------------------------------------------------------------------------------------------------------------------------
   Skagit (County of) Public Hospital District No. 1 (Skagit Valley
      Hospital); Series 2007, RB                                                    5.75%    12/01/28       1,250       1,043,663
---------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Health Care Facilities Authority (Multi-Care Health
      System); Series 2007 B, RB (INS-Financial Security Assurance Inc.) (g)        5.00%    08/15/41       1,000         916,510
---------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Health Care Facilities Authority (Seattle Cancer
      Care Alliance); Series 2009, RB                                               7.38%    03/01/38         500         529,140
---------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Health Care Facilities Authority (Swedish Health
      Services); Series 2009 A, RB                                                  6.50%    11/15/33       1,500       1,527,015
---------------------------------------------------------------------------------------------------------------------------------
   Washington (State of) Health Care Facilities Authority; Series 2007 C, RB
      (INS-Radian Asset Assurance, Inc.) (g)                                        5.50%    08/15/42       3,000       2,203,320
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       11,029,788
=================================================================================================================================

WEST VIRGINIA-1.29%

   Harrison County (County of) Commission (Charles Pointe No. 2);
      Series 2008 A, Ref. Tax Increment Allocation RB                               7.00%    06/01/35       1,500       1,101,180
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008 B, Ref. Tax Increment Allocation RB                               7.00%    06/01/28       1,000         773,220
---------------------------------------------------------------------------------------------------------------------------------
   West Virginia (State of) Hospital Finance Authority (Thomas Health
      System);
      Series 2008, RB                                                               6.50%    10/01/38       5,000       3,946,050
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB                                                               6.75%    10/01/43       1,650       1,319,076
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        7,139,526
=================================================================================================================================

WISCONSIN-2.74%

   Milwaukee (City of) Redevelopment Authority (Academy of Learning &
      Leadership, Inc.);
      Series 2007 A, Education RB                                                   5.50%    08/01/22         300         226,122
---------------------------------------------------------------------------------------------------------------------------------
      Series 2007 A, Education RB                                                   5.65%    08/01/37       1,540       1,013,335
---------------------------------------------------------------------------------------------------------------------------------
   Milwaukee (City of) Redevelopment Authority (Milwaukee Science Education
      Consortium, Inc.); Series 2005 A, RB                                          5.75%    08/01/35       1,815       1,360,107
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (AE
      Nursing Centers);
      Series 2008, RB                                                               7.15%    06/01/28       1,100         946,209
---------------------------------------------------------------------------------------------------------------------------------
      Series 2008, RB                                                               7.25%    06/01/38       1,000         823,740
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

                                                                                                        PRINCIPAL
                                                                                  INTEREST   MATURITY     AMOUNT
                                                                                    RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

   Wisconsin (State of) Health & Educational Facilities Authority (Beaver
      Dam Community Hospitals, Inc.);
      Series 2004 A, RB                                                             6.50%    08/15/26   $     250   $     191,003
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004 A, RB                                                             6.75%    08/15/34         950         725,885
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Community
      Memorial Hospital, Inc.); Series 2003, RB                                     7.13%    01/15/22         990         904,999
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Community
      Rehabilitation Providers Facilities Acquisition Program); Series 1998, RB     6.88%    12/01/23         200         164,700
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority
      (Eastcastle Place, Inc.);
      Series 2004, RB                                                               6.00%    12/01/24         500         401,870
---------------------------------------------------------------------------------------------------------------------------------
      Series 2004, RB                                                               6.13%    12/01/34       1,000         726,460
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority
      (Marshfield Clinic); Series 2001 B, RB                                        6.00%    02/15/25       2,000       1,960,160
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (New
      Castle Place); Series 2001 A, RB                                              7.00%    12/01/31         250         209,323
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Oakwood
      Village); Series 2000 A, RB (b)                                               7.63%    08/15/30       1,000       1,004,530
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Southwest
      Health Center); Series 2004 A, RB                                             6.13%    04/01/24         260         216,606
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Tomah
      Memorial Hospital, Inc.);
      Series 2003, RB                                                               6.00%    07/01/15         100          94,582
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003, RB                                                               6.13%    07/01/16         150         135,999
---------------------------------------------------------------------------------------------------------------------------------
      Series 2003, RB                                                               6.63%    07/01/28         750         607,462
---------------------------------------------------------------------------------------------------------------------------------
   Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin
      Illinois Senior Housing, Inc.);
      Series 2006, Ref. RB                                                          5.50%    08/01/16       2,020       1,698,820
---------------------------------------------------------------------------------------------------------------------------------
      Series 2006, Ref. RB                                                          5.80%    08/01/29       2,400       1,686,096
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       15,098,008
=================================================================================================================================

WYOMING-0.08%

   Teton (County of) Hospital District (St. John's Medical Center); Series
      2002, RB                                                                      6.75%    12/01/22         500         452,715
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS(j)-100.65% (Cost $681,131,101)                                                                      554,862,795
=================================================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.65)%                                                                                  (3,560,998)
=================================================================================================================================
NET ASSETS-100.00%                                                                                                  $ 551,301,797
=================================================================================================================================

Investment Abbreviations:

CEP  --Credit Enhancement Provider
GO   --General Obligation Bonds
IDR  --Industrial Development Revenue Bonds
INS  --Insurer
LOC  --Letter of Credit
MFH  --Multi-Family Housing
PCR  --Pollution Control Revenue Bonds
RB   --Revenue Bonds
Ref. --Refunding
Sr.  --Senior
Sub. --Subordinated
VRD  --Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

Notes to Schedule of Investments:

(a) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2009 was $19,694,574, which represented 3.57% of the Fund's Net Assets.

(b) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2009.

(f)  Security is considered a cash equivalent.

(g) Principal and/or interest payments are secured by the bond insurance company listed.

(h) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at June 30, 2009 was $2,494,051, which represented 0.45% of the Fund's Net Assets

(i)  Security subject to the alternative minimum tax.

(j) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying notes which are an integral part of this schedule.

AIM HIGH INCOME MUNICIPAL FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

AIM HIGH INCOME MUNICIPAL FUND

D. OTHER RISKS - The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

          The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

          Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs.
          Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
-----------------------------------------------------------------------
Municipal Obligations     $--     $554,862,795     $--     $554,862,795
=======================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2009 was $52,231,113 and $10,843,551, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   5,990,199
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities              (132,247,880)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $(126,257,681)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $681,120,476.

                            AIM TAX-EXEMPT CASH FUND
             Quarterly Schedule of Portfolio Holdings June 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             TEC-QTR-1  06/09           Invesco Aim Advisors, Inc.

AIM TAX-EXEMPT CASH FUND


SCHEDULE OF INVESTMENTS
June 30, 2009
(Unaudited)

                                                                                            PRINCIPAL
                                                                      INTEREST   MATURITY     AMOUNT
                                                                        RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--102.96%

ALABAMA--1.25%

  Gardendale (City of) (Woodbrook Apartments); Series 2002 D, Ref.
    VRD MFH RB (CEP- Federal Home Loan Mortgage Corp.) (a)              0.47%    10/01/32   $     500   $     500,000
=====================================================================================================================

COLORADO--12.41%

  Colorado (State of) Health Facilities Authority (Catholic
    Health Initiatives); Series 2008 C-4, VRD RB (a)                    3.75%    10/01/41         300         302,408
---------------------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority (Woodstream
    Village); Series 1985, VRD MFH RB (CEP-Federal National
    Mortgage Association) (a)                                           0.40%    02/01/31       1,335       1,335,000
---------------------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007, VRD Special RB
    (LOC-BNP Paribas) (a)(b)(c)                                         0.35%    12/01/30       3,315       3,315,000
=====================================================================================================================
                                                                                                            4,952,408
=====================================================================================================================

DISTRICT OF COLUMBIA--2.01%

  District of Columbia (American Psychological Association);
    Series 2003, VRD RB (LOC-Bank of America, N.A.) (a)(b)              0.34%    03/01/28         800         800,000
=====================================================================================================================

FLORIDA--6.80%

  Florida (State of) Housing Finance Corp. (Charleston Landings
    Apartments); Series 2001 I-A, Ref. VRD MFH RB (CEP-Federal Home
    Loan Mortgage Corp.) (a)                                            0.32%    07/01/31         700         700,000
---------------------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp. (Lighthouse Bay
    Apartments); Series 2002 N-1, Ref. VRD Multifamily Mortgage RB
    (CEP-Federal Home Loan Mortgage Corp.) (a)                          0.32%    11/01/32         640         640,000
---------------------------------------------------------------------------------------------------------------------
  Jacksonville (City of) (Edwards Waters College, Inc.); Series
    2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank,
    N.A.) (a)(b)                                                        0.47%    10/01/21       1,375       1,375,000
=====================================================================================================================
                                                                                                            2,715,000
=====================================================================================================================

GEORGIA--2.01%

  Smyrna (City of) Housing Authority (The Hills of Post Village);
    Series 1995, VRD MFH RB (CEP-Federal National Mortgage
    Association) (a)                                                    0.28%    06/01/25         800         800,000
=====================================================================================================================

IDAHO--1.25%

  Custer (County of) (Standard Oil Co.); Series 1983, VRD PCR
    (a)(c)                                                              0.75%    10/01/09         500         500,000
=====================================================================================================================

ILLINOIS--3.63%

  Illinois (State of) Finance Authority (Advocate Health Care
    Network); Series 2008 A-2, VRD RB (a)                               0.75%    11/01/30         200         200,000
---------------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (The Clare At Water
    Tower); Series 2005 D, VRD RB (LOC-Bank of America, N.A.)
    (a)(b)                                                              0.30%    05/15/38       1,250       1,250,000
=====================================================================================================================
                                                                                                            1,450,000
=====================================================================================================================

KENTUCKY--0.63%

  Kentucky (State of) Rural Water Finance Corp.; Series 2009 B-1,
    Public Construction RN                                              2.00%    03/01/10         250         251,326
=====================================================================================================================

MARYLAND--7.52%

  Maryland (State of) Health & Higher Educational Facilities
    Authority (Pickersgill, Inc.); Series 2005 B, VRD RB
    (LOC-Branch Banking & Trust Co.) (a)(b)                             0.30%    01/01/35       3,000       3,000,000
=====================================================================================================================

MASSACHUSETTS--3.57%

  Massachusetts (State of) Development Finance Agency
    (MassDevelopment CP Program 5 Issue); Series 2007, Commercial
    Paper RN (LOC-TD Bank, N.A.) (b)                                    0.65%    07/07/09         823         823,000
---------------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance Agency (New Bedford
    Whaling Museum); Series 1999, VRD RB (LOC-Bank of America,
    N.A.) (a)(b)                                                        0.30%    09/01/29         600         600,000
=====================================================================================================================
                                                                                                            1,423,000
=====================================================================================================================

MICHIGAN--2.76%

  Michigan (State of) Housing Development Authority (Parks and
    Taylor Apartments); Series 2002 A, VRD MFH Limited Obligation
    RB (CEP-Federal National Mortgage Association) (a)                  0.32%    08/15/32         500         500,000
---------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM TAX-EXEMPT CASH FUND


                                                                                            PRINCIPAL
                                                                      INTEREST   MATURITY     AMOUNT
                                                                        RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------
MICHIGAN--(CONTINUED)

  Michigan (State of) Strategic Fund (YMCA of Metropolitan
    Detroit); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan
    Chase Bank, N.A.) (a)(b)                                            0.30%    05/01/31   $     600   $     600,000
=====================================================================================================================
                                                                                                            1,100,000
=====================================================================================================================

MINNESOTA--2.64%

  Maplewood (City of) (Mounds Park Academy); Series 2003, VRD
    Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)              0.38%    10/01/23         800         800,000
---------------------------------------------------------------------------------------------------------------------
  Minnesota (State of) Rural Water Finance Authority; Series
    2009, Public Construction RN                                        2.25%    05/01/10         250         252,582
=====================================================================================================================
                                                                                                            1,052,582
=====================================================================================================================

MISSISSIPPI--0.85%

  Jackson (County of); Series 1994, Ref. VRD Unlimited Tax Water
    System GO (CEP-Chevron Corp.) (a)                                   0.60%    11/01/24         340         340,000
=====================================================================================================================

NEW JERSEY--2.51%

  New Jersey (State of) Economic Development Authority (Job Haines
    Home for Aged People); Series 1998, VRD RB (LOC-PNC Bank, N.A.)
    (a)(b)                                                              0.34%    02/01/28       1,000       1,000,000
=====================================================================================================================

NORTH CAROLINA--3.47%

  North Carolina (State of) Capital Facilities Agency (Saint
    Mary's School); Series 2006, VRD RB (LOC-Wells Fargo Bank,
    N.A.) (a)(b)                                                        0.30%    09/01/27         950         950,000
---------------------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care Commission (Depaul
    Community Facilities, Inc.); Series 1999, First Mortgage Health
    Care Facilities RB (d)(e)                                           7.63%    11/01/09         420         434,784
=====================================================================================================================
                                                                                                            1,384,784
=====================================================================================================================

NORTH DAKOTA--5.01%

  Fargo (City of) (Case Oil Co.); Series 1984, VRD Commercial
    Development RB (LOC-U.S. Bank N.A.) (a)(b)                          0.48%    12/01/14       2,000       2,000,000
=====================================================================================================================

OHIO--5.30%

  Beavercreek (City of) City School District; Series 2009,
    School Improvement Unlimited Tax GO BAN                             2.00%    08/18/09         210         210,375
---------------------------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District; Series 2008,
    Unlimited Tax School Improvement GO BAN                             2.50%    09/30/09         500         501,672
---------------------------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series 2009 A,
    Unlimited Tax School Facilities Construction & Improvement GO
    BAN                                                                 2.00%    08/13/09         250         250,384
---------------------------------------------------------------------------------------------------------------------
  Dublin (City of) City School District; Series 2009, Unlimited
    Tax School Construction GO BAN                                      2.00%    10/15/09         300         301,173
---------------------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Children's Hospital Medical Center);
    Series 1997 A, VRD RB (LOC-PNC Bank, N.A.) (a)(b)                   0.32%    05/15/17         600         600,000
---------------------------------------------------------------------------------------------------------------------
  Vandalia-Butler (City of) School District; Series 2009 A,
    Unlimited Tax School Improvement GO BAN                             1.50%    03/01/10         250         251,240
=====================================================================================================================
                                                                                                            2,114,844
=====================================================================================================================

PENNSYLVANIA--15.64%

  Crawford (County of) Industrial Development Authority
    (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC
    Bank, N.A.) (a)(b)                                                  0.30%    11/01/39       2,000       2,000,000
---------------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial Development
    Authority (Providence Point); Series 2007, VRD First Mortgage
    RB (LOC-Lloyds TSB Bank PLC) (a)(b)(c)                              0.33%    07/01/38       3,630       3,630,000
---------------------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Economic Development Financing
    Authority (Pennsylvania Treasury Department Hospital
    Enhancement Loan Program- Indiana Regional Medical Center);
    Series 2006 A2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)                  0.40%    06/01/11         610         610,000
=====================================================================================================================
                                                                                                            6,240,000
=====================================================================================================================

TENNESSEE--5.64%

  Hawkins (County of) Industrial Development Board (Leggett &
    Platt Inc.); Series 1988 B, Ref. VRD IDR RB (LOC-Wells Fargo
    Bank, N.A.) (a)(b)                                                  0.48%    10/01/27       1,750       1,750,000
---------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM TAX-EXEMPT CASH FUND


                                                                                            PRINCIPAL
                                                                      INTEREST   MATURITY     AMOUNT
                                                                        RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------
TENNESSEE--(CONTINUED)

  Shelby (County of) Health, Educational and Housing Facility
    Board (Providence Place Apartments); Series 2007, Ref. VRD MFH
    RB (CEP-Federal National Mortgage Association) (a)                  0.32%    12/15/42   $     500   $     500,000
=====================================================================================================================
                                                                                                            2,250,000
=====================================================================================================================

TEXAS--11.15%

  Garland (City of); Series 2008, GO Commercial Paper Notes             0.70%    07/07/09         300         300,000
  Hockley (County of) Industrial Development Corp. (Amoco Corp.);
    Series 1983, VRD PCR (a)(c)                                         0.75%    03/01/14         250         250,020
    Series 1985, VRD PCR (a)(c)                                         0.72%    11/01/19         240         240,000
  Lubbock (County of) Independent School District; Series
    2005-A, VRD Unlimited Tax School Building GO (CEP-Texas
    Permanent School Fund) (a)                                          0.25%    08/15/29       1,015       1,015,000
  JPMorgan PUTTERs (Frisco (City of) Independent School District);
    Series 2009-3373, VRD Unlimited Tax School Building GO
    (a)(f)(g)                                                           0.38%    08/15/16       1,750       1,750,000
  Texas (State of); Series 2008, TRAN                                   3.00%    08/28/09         500         501,071
  Travis (County of); Series 2008, Limited Tax GO Ctfs.                 3.25%    03/01/10         160         162,663
  Tyler (City of) Independent School District; Series 2005 A,
    Ref. Unlimited Tax GO (CEP-Texas Permanent School Fund)             3.50%    02/15/10         225         228,762
=====================================================================================================================
                                                                                                            4,447,516
=====================================================================================================================

UTAH--1.85%

  Sanpete (County of) (Wasatch Academy); Series 2003, VRD School
    Facility RB (LOC-U.S. Bank, N.A.) (a)(b)                            0.32%    08/01/28         740         740,000
=====================================================================================================================

WISCONSIN--5.06%

  Madison (City of) Community Development Authority (Hamilton
    Point Apartments); Series 1997 A, Ref. VRD MFH RB (LOC-JPMorgan
    Chase Bank, N.A.) (a)(b)(f)                                         0.46%    10/01/22         765         765,000
  Marathon (County of); Series 2009 A, Unlimited Tax Promissory GO      2.50%    12/01/09         250         251,830
  Wisconsin (State of) Health & Educational Facilities Authority
    (Three Pillars Senior Living Communities); Series 2004 B, VRD
    RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                           0.47%    08/15/34       1,000       1,000,000
=====================================================================================================================
                                                                                                            2,016,830
=====================================================================================================================
TOTAL INVESTMENTS--102.96% (Cost $41,078,290) (h)(i)                                                       41,078,290
=====================================================================================================================
OTHER ASSETS LESS LIABILITIES--(2.96)%                                                                     (1,180,752)
=====================================================================================================================
NET ASSETS--100.00%                                                                                     $  39,897,538
=====================================================================================================================


Investment Abbreviations:

BAN     -- Bond Anticipation Note
CEP     -- Credit Enhancement Provider
Ctfs.   -- Certificates
GO      -- General Obligation Bonds
IDR     -- Industrial Development Revenue Bonds
LOC     -- Letter of Credit
MFH     -- Multi-Family Housing
PCR     -- Pollution Control Revenue Bonds
PUTTERs -- Putable Tax-Exempt Receipts
RB      -- Revenue Bonds
Ref.    -- Refunding
RN      -- Revenue Notes
TRAN    -- Tax and Revenue Anticipation Notes
VRD     -- Variable Rate Demand



See accompanying notes which are an integral part of this schedule.

AIM TAX-EXEMPT CASH FUND


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2009.

(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     United Kingdom: 11.58%; France: 8.31%.

(d) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2009 was $2,515,000, which represented 6.30% of the Fund's Net Assets.

(g) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                               Percentage
-------------------------------------------------
PNC Bank, N.A                             10.55%
Wells Fargo Bank, N.A                     10.21
Lloyds TSB Bank PLC                        9.10
U.S. Bank, N.A                             8.87
BNP Paribas                                8.31
Federal National Mortgage Association      7.86
Branch Banking & Trust Co.                 7.52
Texas Permanent School Fund                7.50
Bank of America, N.A                       6.64
JPMorgan Chase Bank, N.A                   5.93

(i)  Also represents cost for federal income tax purposes.



See accompanying notes which are an integral part of this schedule.

AIM TAX-EXEMPT CASH FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

         Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. OTHER RISKS -- The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

         Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

         There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

AIM TAX-EXEMPT CASH FUND


NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

          Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

          Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
---------------------------------------------------------------------
Municipal Obligations   $    --   $41,078,290   $    --   $41,078,290
=====================================================================

                         AIM TAX-FREE INTERMEDIATE FUND
             Quarterly Schedule of Portfolio Holdings June 30, 2009

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             TFI-QTR-1 06/09            Invesco Aim Advisors, Inc.

AIM TAX-FREE INTERMEDIATE FUND


SCHEDULE OF INVESTMENTS
June 30, 2009
(Unaudited)


                                                                                            PRINCIPAL
                                                                      INTEREST   MATURITY     AMOUNT
                                                                        RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--99.53%

ALABAMA--1.88%

  Alabama Special Care Facilities Financing Authority of Birmingham
    (Ascension Health Senior Credit Group); Series 2006 C-1, RB (a)     4.10%    11/03/16   $   2,000   $   1,995,480
---------------------------------------------------------------------------------------------------------------------
  Birmingham (City of) Waterworks Board; Series 2009 A, Water RB
    (INS-Assured Guaranty Corp.) (b)                                    5.00%    01/01/20       2,500       2,649,350
---------------------------------------------------------------------------------------------------------------------
  Birmingham (City of); Series 2001 B, Ref. Unlimited Tax GO Wts.
    (INS-Financial Security Assurance Inc.) (b)                         5.25%    07/01/10       1,950       2,035,898
---------------------------------------------------------------------------------------------------------------------
  Chatom (Town of) Industrial Development Board; Series 2007 A,
    VRD RB (c)(d)                                                       4.25%    08/01/37       1,000         999,880
---------------------------------------------------------------------------------------------------------------------
  Lauderdale (County of) & Florence (City of) Health Care Authority
    (Coffee Health Group Project); Series 2000 A, RB (INS-National
    Public Finance Guarantee Corp.) (b)                                 5.50%    07/01/11       1,200       1,204,500
---------------------------------------------------------------------------------------------------------------------
  Mobile (City of) Industrial Development Board (Alabama Power
    Co.); Series 2007 C, Pollution Control IDR (a)                      5.00%    03/19/15       2,150       2,218,520
=====================================================================================================================
                                                                                                           11,103,628
=====================================================================================================================

ALASKA--0.52%

  Alaska (State of) Industrial Development & Export Authority
    (Greater Fairbanks); Series 2004 A, RB (INS-Financial Security
    Assurance Inc.) (b)                                                 5.13%    04/01/19       1,000       1,004,490
---------------------------------------------------------------------------------------------------------------------
  Alaska (State of) Municipal Bond Bank Authority; Series 2009-1,
    RB                                                                  5.63%    09/01/29         250         258,020
---------------------------------------------------------------------------------------------------------------------
  Alaska (State of) Southeast Power Agency; Series 2009, Ref.
    Electric RB (INS-Assured Guaranty Corp.) (b)                        5.13%    06/01/24         650         661,459
---------------------------------------------------------------------------------------------------------------------
  North Slope (Borough of); Series 2008 A, Ref. Unlimited Tax GO        5.50%    06/30/19       1,000       1,125,800
=====================================================================================================================
                                                                                                            3,049,769
=====================================================================================================================

ARIZONA--1.36%

  Maricopa (County of) Arizona Pollution Control Corp. (Arizona
    Public Service Co. Palo Verde Project); Series 2009 B, Ref.
    PCR (a)                                                             5.50%    05/01/12       2,500       2,509,550
---------------------------------------------------------------------------------------------------------------------
  Mohave (County of) Unified School District No. 20 (Kingman);
    Series 2009 C, School Improvement Unlimited Tax GO (INS-Assured
    Guaranty Corp.) (b)                                                 5.00%    07/01/23       1,500       1,550,715
---------------------------------------------------------------------------------------------------------------------
  Phoenix (City of) Civic Improvement Corp.; Series 2001, Ref.
    Wastewater System Jr. Lien RB (INS-National Public Finance
    Guarantee Corp.) (b)                                                5.25%    07/01/11       3,000       3,214,380
---------------------------------------------------------------------------------------------------------------------
  Yuma (City of) Municipal Property Corp.; Series 2007 D, Municipal
    Facilities RB (INS-XL Capital Assurance Inc.) (b)                   5.00%    07/01/24         750         761,362
=====================================================================================================================
                                                                                                            8,036,007
=====================================================================================================================

ARKANSAS--0.59%

  Arkansas Development Finance Authority; Series 2009 A,
    Correctional Facilities RB                                          4.88%    05/15/28         705         681,728
---------------------------------------------------------------------------------------------------------------------
  Bentonville (City of); Series 2007, Sales & Use Tax RB (INS-Ambac
    Assurance Corp.) (b)                                                4.38%    11/01/25       1,000         894,620
---------------------------------------------------------------------------------------------------------------------
  Independence (County of) (Entergy Mississippi, Inc.); Series
    1999, Pollution Control RB (INS-Ambac Assurance Corp.) (b)          4.90%    07/01/22       1,000         906,620
---------------------------------------------------------------------------------------------------------------------
  Little Rock (City of) School District; Series 2001 C, Limited
    Tax GO (INS-Financial Security Assurance Inc.) (b)                  5.00%    02/01/10       1,000       1,027,380
=====================================================================================================================
                                                                                                            3,510,348
=====================================================================================================================

CALIFORNIA--9.30%

  Albany Unified School District; Series 2009 A, Unlimited Tax GO
    (INS-Assured Guaranty Corp.) (b)                                    5.00%    08/01/25       1,520       1,507,338
---------------------------------------------------------------------------------------------------------------------
  Alhambra Unified School District (Election of 2004); Series 2009
    B, Unlimited Tax GO (INS-Assured Guaranty Corp.) (b)                5.25%    08/01/28       1,350       1,349,933
---------------------------------------------------------------------------------------------------------------------
  California (State of) Health Facilities Financing Authority
    (Southern California Presbyterian Homes); Series 1998, VRD RB
    (INS-National Public Finance Guarantee Corp.) (b)(c)(d)             6.00%    12/01/28      11,015      11,015,000
---------------------------------------------------------------------------------------------------------------------
  California (State of); Series 2005 B5, Unlimited Tax VRD GO
    (LOC-Depfa Bank PLC) (c)(d)(e)                                      4.50%    05/01/40      15,400      15,400,000
---------------------------------------------------------------------------------------------------------------------
  California Statewide Communities Development Authority (Enloe
    Medical Center);
    Series 2008 A, RB (INS-Cal-Mortgage) (b)                            5.00%    08/15/17         385         388,819
---------------------------------------------------------------------------------------------------------------------
    Series 2008 A, RB (INS-Cal-Mortgage) (b)                            5.25%    08/15/19         325         327,795
---------------------------------------------------------------------------------------------------------------------
  California Statewide Communities Development Authority (Henry
    Mayo Newhall Memorial) Series 2007 B, RB (INS-Ambac Assurance
    Corp.) (b)                                                          5.05%    10/01/28       1,500       1,401,750
---------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND


                                                                                            PRINCIPAL
                                                                      INTEREST   MATURITY     AMOUNT
                                                                        RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA--(CONTINUED)

  California Statewide Communities Development Authority (Kaiser
    Permanente); Series 2002 E, RB (a)                                  4.00%    05/02/11   $   1,000   $   1,027,000
---------------------------------------------------------------------------------------------------------------------
  California Statewide Communities Development Authority (Southern
    California Edison Co.); Series 2006 A, Ref. Pollution Control
    RB (INS-XL Capital Assurance Inc.) (a)(b)                           4.10%    04/01/13       1,175       1,172,509
---------------------------------------------------------------------------------------------------------------------
  Evergreen Elementary School District;
    Series 2009, Unlimited Tax GO (INS-Assured Guaranty Corp.)
      (b)(f)                                                            6.04%    08/01/25       3,000       1,150,080
---------------------------------------------------------------------------------------------------------------------
    Series 2009, Unlimited Tax GO (INS-Assured Guaranty Corp.)
      (b)(f)                                                            6.33%    08/01/28       1,000         306,660
---------------------------------------------------------------------------------------------------------------------
  Lake Tahoe (City of) Unified School District (Election
    of 2008); Series 2009, Unlimited Tax GO (INS-Financial Security
    Assurance Inc.) (b)                                                 5.00%    08/01/24       1,000       1,019,650
---------------------------------------------------------------------------------------------------------------------
  Los Angeles (City of) Department of Airports (Los Angeles
    International Airport); Series 2008 C, RB                           5.00%    05/15/28       1,000         979,610
---------------------------------------------------------------------------------------------------------------------
  Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB       5.00%    08/01/21       2,000       2,111,680
---------------------------------------------------------------------------------------------------------------------
  Los Angeles (City of) Unified School District; Series 2009 I,
    Unlimited Tax GO                                                    5.00%    07/01/26         670         670,000
---------------------------------------------------------------------------------------------------------------------
  Lynwood Utility Authority; Series 2009 A, Ref. Enterprise RB
    (INS-Assured Guaranty Corp.) (b)                                    5.00%    06/01/29         500         491,930
---------------------------------------------------------------------------------------------------------------------
  Madera (City of) Irrigation District; Series 2008, Ref. RB            5.00%    01/01/23       2,250       2,221,740
---------------------------------------------------------------------------------------------------------------------
  Monrovia (City of) Financing Authority (Library); Series 2007,
    Lease RB (INS-Ambac Assurance Corp.) (b)                            4.63%    12/01/32       1,000         857,890
---------------------------------------------------------------------------------------------------------------------
  Newport Beach (City of) (Hoag Memorial Hospital Presbyterian);
    Series 2009 D, RB (a)                                               5.00%    02/07/13       1,000       1,054,620
---------------------------------------------------------------------------------------------------------------------
  Rancho Mirage (City of) Joint Powers Financing Authority
    (Eisenhower Medical Center); Series 2007 A, RB                      5.00%    07/01/21       1,000         981,430
---------------------------------------------------------------------------------------------------------------------
  Redlands (City of) Unified School District (Election of 2008);
    Series 2008, Unlimited Tax GO (INS-Financial Security Assurance
    Inc.) (b)                                                           5.00%    07/01/25       1,000       1,018,870
---------------------------------------------------------------------------------------------------------------------
  San Diego (City of) Public Facilities Financing Authority;
    Series 2009 B, Ref. Sr. Sewer RB                                    5.00%    05/15/13       1,000       1,082,170
---------------------------------------------------------------------------------------------------------------------
    Series 2009 B, Ref. Sr. Sewer RB                                    5.00%    05/15/14         500         540,120
---------------------------------------------------------------------------------------------------------------------
  Santa Ana (City of) (Local Street Improvement); Series 2007, Gas
    Tax Revenue COP (INS-National Public Finance Guarantee
    Corp.) (b)                                                          4.38%    01/01/24       1,000         832,540
---------------------------------------------------------------------------------------------------------------------
  Vernon (City of);
    Series 2009 A, Electric Systems RB                                  5.13%    08/01/21       3,500       3,419,150
---------------------------------------------------------------------------------------------------------------------
    Series 2009 A, Electric Systems RB                                  5.50%    08/01/15         500         530,215
---------------------------------------------------------------------------------------------------------------------
  West Contra Costa Unified School District; Series 2005 B,
    Unlimited Tax GO                                                    6.00%    08/01/27       1,000       1,072,270
---------------------------------------------------------------------------------------------------------------------
  West Sacramento (City of) Area Flood Control Agency; Series 2008,
    Special Assessment RB                                               5.13%    09/01/23       1,075         985,302
=====================================================================================================================
                                                                                                           54,916,071
=====================================================================================================================

COLORADO--2.28%

  Adams State College;
    Series 2009 A, Auxiliary Facilities Improvement RB                  5.00%    05/15/29         450         452,763
---------------------------------------------------------------------------------------------------------------------
    Series 2009 A, Auxiliary Facilities Improvement RB                  5.20%    05/15/27         340         351,118
---------------------------------------------------------------------------------------------------------------------
  Aurora (City of) (The Children's Hospital); Series 2004 D, RB
    (INS-Financial Security Assurance Inc.) (b)                         5.00%    12/01/20       1,000       1,019,150
---------------------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural Facilities Authority
    (Charter School Classical); Series 2008 A, RB                       6.75%    12/01/23       1,000       1,027,250
---------------------------------------------------------------------------------------------------------------------
  Colorado (State of) School of Mines; Series 2009 A, Ref.
    Enterprise & Improvement RB                                         5.00%    12/01/29         500         504,845
---------------------------------------------------------------------------------------------------------------------
  Denver (City and County of) School District No. 1; Series 2009 A,
    Unlimited Tax GO                                                    5.00%    12/01/28       1,000       1,026,720
---------------------------------------------------------------------------------------------------------------------
  Municipal Subdistrict, Northern Colorado Water Conservancy
    District; Series 2007 J, Ref. Water RB (INS-Ambac Assurance
    Corp.) (b)                                                          5.00%    12/01/14       1,300       1,423,071
---------------------------------------------------------------------------------------------------------------------
  Northwest Parkway Public Highway Authority; Sr. Series 2001 A,
    RB (g)                                                              5.00%    06/15/11       1,000       1,066,690
---------------------------------------------------------------------------------------------------------------------
  Public Authority for Colorado Energy;
    Series 2008, Natural Gas RB                                         6.13%    11/15/23       1,000         955,790
---------------------------------------------------------------------------------------------------------------------
    Series 2008, Natural Gas RB                                         6.25%    11/15/28       2,000       1,889,100
---------------------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007, VRD Special RB
    (LOC-BNP Paribas) (c)(d)(e)                                         0.35%    12/01/30       2,325       2,325,000
---------------------------------------------------------------------------------------------------------------------
  University of Colorado Hospital Authority; Series 1997 A, Ref. RB
    (INS-Ambac Assurance Corp.) (b)                                     5.25%    11/15/22       1,470       1,391,987
=====================================================================================================================
                                                                                                           13,433,484
=====================================================================================================================

CONNECTICUT--0.17%

  New Haven (City of) Solid Waste Authority; Series 2008, RB            5.13%    06/01/23       1,000       1,025,510
=====================================================================================================================



See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND


                                                                                            PRINCIPAL
                                                                      INTEREST   MATURITY     AMOUNT
                                                                        RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.83%

  District of Columbia (Georgetown University); Series 2001 C, RB
    (a)                                                                 5.25%    04/01/23   $   2,000   $   2,113,920
---------------------------------------------------------------------------------------------------------------------
  District of Columbia;
    Series 1999 B, Ref. Unlimited Tax GO (INS-Financial Security
      Assurance Inc.) (b)                                               5.50%    06/01/10       1,000       1,045,090
---------------------------------------------------------------------------------------------------------------------
    Series 2001 A, Unlimited Tax GO (INS-Financial Security
      Assurance Inc.) (b)                                               5.50%    06/01/13       1,705       1,727,557
=====================================================================================================================
                                                                                                            4,886,567
=====================================================================================================================

FLORIDA--6.58%

  Citizens Property Insurance Corp.;
    Series 2008 A-1, Sr. Sec.  High Risk RB                             5.00%    06/01/11       2,100       2,141,391
---------------------------------------------------------------------------------------------------------------------
    Series 2009 A-1, Sr. Sec. High Risk RB (INS-Assured Guaranty
      Corp.)(b)                                                         4.00%    06/01/12       2,000       2,008,540
---------------------------------------------------------------------------------------------------------------------
    Series 2009 A-1, Sr. Sec. High Risk RB (INS-Assured Guaranty
      Corp.)(b)                                                         5.00%    06/01/16       2,000       1,991,360
---------------------------------------------------------------------------------------------------------------------
    Series 2009 A-2, Sr. Sec. High Risk Notes                           4.50%    06/01/10       3,000       3,037,800
---------------------------------------------------------------------------------------------------------------------
  Florida (State of) Board of Education;
    Series 2000 B, Lottery RB (INS-National Public Finance Guarantee
      Corp.)(b)                                                         5.75%    07/01/10       1,000       1,044,830
---------------------------------------------------------------------------------------------------------------------
    Series 2009 A, Lottery RB                                           5.00%    07/01/23       2,000       2,031,480
---------------------------------------------------------------------------------------------------------------------
    Series 2009 A, Lottery RB                                           5.25%    07/01/24       1,640       1,691,512
---------------------------------------------------------------------------------------------------------------------
  Florida (State of) Department of Environmental Protection;
    Series 2002 B, Florida Forever RB (INS-National Public
      Finance Guarantee Corp.)                                          5.25%    07/01/22       3,000       2,994,390
---------------------------------------------------------------------------------------------------------------------
    Series 2003 C, Florida Forever RB (INS-Ambac
      Assurance Corp.)(b)                                               5.00%    07/01/19       3,525       3,566,172
---------------------------------------------------------------------------------------------------------------------
  Florida Hurricane Catastrophe Fund Finance Corp.;
    Series 2006 A, RB (INS-National Public Finance Guarantee Corp.      5.00%    07/01/11       4,500       4,656,375
---------------------------------------------------------------------------------------------------------------------
    Series 2008 A, RB                                                   5.00%    07/01/13       1,560       1,616,597
---------------------------------------------------------------------------------------------------------------------
  Hillsborough (County of) Industrial Development Authority (Tampa
    Electric); Series 2007 B, Pollution Control IDR(a)                  5.15%    09/01/13         500         504,495
---------------------------------------------------------------------------------------------------------------------
  JEA;
    Series 2002 D, Sub. Electric System RB                              4.63%    10/01/22         500         495,570
---------------------------------------------------------------------------------------------------------------------
    Series 2009 Three A, Electric System RB                             5.00%    10/01/26       1,125       1,129,162
---------------------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Health Facilities Authority (The
    Children's Hospital); Series 1994, RB (INS-National Public
    Finance Guarantee Corp.)(a)(b)                                      4.55%    08/01/13         250         250,508
---------------------------------------------------------------------------------------------------------------------
  Miami-Dade (County of) Water & Sewer System;
    Series 2008 C, RB (INS-Berkshire Hathaway Assurance Corp.)(b)       5.00%    10/01/24       1,500       1,554,420
---------------------------------------------------------------------------------------------------------------------
    Series 2008 C, RB (INS-Berkshire Hathaway Assurance Corp.)(b)       5.13%    10/01/25       1,500       1,562,370
---------------------------------------------------------------------------------------------------------------------
    Series 2008 C, RB (INS-Berkshire Hathaway Assurance Corp.)(b)       5.50%    10/01/20       1,500       1,654,170
---------------------------------------------------------------------------------------------------------------------
  Miami-Dade (County of);
    Series 2009 A, Aviation RB (INS-Assured Guaranty Corp.)(b)          5.00%    10/01/27         120         119,140
---------------------------------------------------------------------------------------------------------------------
    Series 2009 B, Aviation RB (INS-Assured Guaranty Corp.)(b)          5.00%    10/01/26       1,000         979,550
---------------------------------------------------------------------------------------------------------------------
    Series 2009 B, Aviation RB (INS-Assured Guaranty Corp.)(b)          5.00%    10/01/29       1,000         972,620
---------------------------------------------------------------------------------------------------------------------
  Orange (County of); Series 2005, Ref. Tourist Development Tax RB
    (INS-Ambac Assurance Corp.)(b)                                      5.00%    10/01/12       1,095       1,157,875
---------------------------------------------------------------------------------------------------------------------
  Port St. Lucie (City of); Series 2008, Ref. Master
    Lease/Municipal Complex COP (INS-Assured Guaranty Corp.)(b)         6.25%    09/01/27         500         539,755
---------------------------------------------------------------------------------------------------------------------
  Village Center Community Development District; Series 1998 A,
    Ref. Recreational RB (INS-National Public Finance Guarantee
    Corp.)(b)                                                           5.50%    11/01/10       1,105       1,132,282
=====================================================================================================================
                                                                                                           38,832,364
=====================================================================================================================

GEORGIA--7.45%

  Atlanta (City of);
    Series 2003 C-2, Ref. Airport General VRD RB (INS-National
      Public Finance Guarantee Corp.)(b)(c)(d)                          4.50%    01/01/30      11,200      11,200,000
---------------------------------------------------------------------------------------------------------------------
    Series 2003 C-3, Ref. Airport General VRD RB (INS-National
      Public Finance Guarantee Corp.)(b)(c)(d)                          4.50%    01/01/30       8,900       8,900,000
---------------------------------------------------------------------------------------------------------------------
  Burke (County of) Development Authority (Georgia Power Co.);
    Series 1995, Pollution Control RB(a)                                3.75%    01/12/12       4,000       4,059,440
---------------------------------------------------------------------------------------------------------------------
  Dalton (City of); Series 1999, Combined Utilities RB
    (INS-Financial Security Assurance Inc.)(b)                          5.75%    01/01/10       1,015       1,041,877
---------------------------------------------------------------------------------------------------------------------
  Georgia (State of); Series 1992 B, Unlimited Tax GO                   6.30%    03/01/10       1,000       1,039,150
---------------------------------------------------------------------------------------------------------------------
  Glynn-Brunswick Memorial Hospital Authority;
    Series 2008 A, RAC                                                  5.00%    08/01/20       1,000       1,003,580
---------------------------------------------------------------------------------------------------------------------
    Series 2008 A, RAC                                                  5.25%    08/01/23       1,000         992,100
---------------------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Hospital Authority (Gwinnett Hospital
    System, Inc. Project); Series 2007 C, VRD RAC (INS-Financial
    Security Assurance Inc.)(b)(c)(d)                                   3.75%    07/01/42      12,200      12,200,000
---------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND

                                                                                            PRINCIPAL
                                                                      INTEREST   MATURITY     AMOUNT
                                                                        RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------
GEORGIA--(CONTINUED)

  South Regional Joint Development Authority (Valdosta State
    University);
      Series 2007, Parking & Health RB (INS-XL Capital Assurance
        Inc.)(b)                                                        5.00%    08/01/20   $   1,385   $   1,419,625
---------------------------------------------------------------------------------------------------------------------
      Series 2007, Parking & Health RB (INS-XL Capital Assurance
        Inc.)(b)                                                        5.00%    08/01/21       1,490       1,516,269
---------------------------------------------------------------------------------------------------------------------
      Series 2007, Parking & Health RB (INS-XL Capital Assurance
        Inc.)(b)                                                        5.00%    08/01/22         605         611,921
=====================================================================================================================
                                                                                                           43,983,962
=====================================================================================================================

GUAM--0.26%

  Guam (Government of);
      Series 2009 A, Limited Obligation RB                              5.00%    12/01/12         480         498,840
---------------------------------------------------------------------------------------------------------------------
      Series 2009 A, Limited Obligation RB                              5.00%    12/01/15       1,000       1,015,700
=====================================================================================================================
                                                                                                            1,514,540
=====================================================================================================================

HAWAII--0.17%

  Hawaii (State of);
      Series 1993 CA, Unlimited Tax GO (INS-National Public Finance
        Guarantee Corp.)(g)                                             5.75%    01/01/10         880         902,713
---------------------------------------------------------------------------------------------------------------------
      Series 1993 CA, Unlimited Tax GO (INS-National Public Finance
        Guarantee Corp.)                                                5.75%    01/01/10         120         123,055
=====================================================================================================================
                                                                                                            1,025,768
=====================================================================================================================

IDAHO--1.19%

    Caldwell (City of) Urban Renewal Agency; Series 2008, Tax
      Allocation RB                                                     4.00%    09/01/19       1,205       1,188,106
---------------------------------------------------------------------------------------------------------------------
    Idaho (State of) Health Facilities Authority (Trinity Health
      Group); Series 2008 B, RB                                         5.63%    12/01/19       1,000       1,061,110
---------------------------------------------------------------------------------------------------------------------
    Idaho (State of) Housing & Finance Association;
      Series 2008 D, Class III, Single Family Mortgage RB               5.35%    01/01/29       1,000       1,007,980
---------------------------------------------------------------------------------------------------------------------
      Series 2009 A, Grant & Revenue Anticipated RB                     5.25%    07/15/25         500         524,455
---------------------------------------------------------------------------------------------------------------------
      Series 2009 B, Class III, Single Family Mortgage RB               5.65%    07/01/26       1,500       1,506,825
---------------------------------------------------------------------------------------------------------------------
    University of Idaho; Series 2007 B, RB (INS-Financial Security
      Assurance Inc.)(a)(b)                                             4.50%    04/01/18       1,750       1,755,547
=====================================================================================================================
                                                                                                            7,044,023
=====================================================================================================================

ILLINOIS--5.75%

  Chicago (City of) Board of Education; Series 2005 D, VRD
    Unlimited Tax GO (INS-Assured Guaranty Ltd.)(b)(c)(d)               6.55%    03/01/36      15,000      15,000,000
---------------------------------------------------------------------------------------------------------------------
  Chicago (City of) Transit Authority (Federal Transit
    Administration Section 5309); Series 2008 A, RB (INS-Assured
    Guaranty Ltd.)(b)                                                   5.25%    06/01/23       2,500       2,642,175
---------------------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities Authority (University
    of Chicago); Series 1998, RB(a)                                     3.38%    02/03/14       1,000       1,008,160
---------------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Children's Memorial
    Hospital); Series 2008 A, RB (INS-Assured Guaranty Ltd.)(b)         5.25%    08/15/33       1,000         948,860
---------------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Resurrection Health Care);
    Series 1999 A, RB (INS-Financial Security Assurance Inc.)(b)        5.00%    05/15/17       2,000       2,023,240
---------------------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority (Advocate
    Health); Series 2009 A, RB(a)                                       4.38%    09/01/14       1,000       1,001,330
---------------------------------------------------------------------------------------------------------------------
  Illinois (State of);
    First Series 2001, Ref. Unlimited Tax GO (INS-Financial
      Security Assurance Inc.)(b)                                       5.25%    10/01/11       1,790       1,942,687
---------------------------------------------------------------------------------------------------------------------
    Series 1999 Z, Sales Tax RB                                         5.00%    06/15/19         500         506,135
---------------------------------------------------------------------------------------------------------------------
  Kane & De Kalb (Counties of) Community Unit School District No.
    302; Series 2008, Unlimited Tax GO (INS-Financial Security
    Assurance Inc.)(b)                                                  5.50%    02/01/28       1,500       1,564,635
---------------------------------------------------------------------------------------------------------------------
  Kendall-Grundy, Kane & Will (Counties of) High School District No.
    18; Series 2007 A, Ref. Unlimited Tax GO (INS-National Public
    Finance Guarantee Corp.)(b)                                         4.38%    10/01/21       1,000         972,190
---------------------------------------------------------------------------------------------------------------------
  Madison & Saint Clair (Counties of) School District No. 10
    (Collinsville School Building); Series 2001, Unlimited Tax GO
    (INS-National Public Finance Guarantee Corp.)(b)                    5.00%    02/01/11       1,150       1,169,354
---------------------------------------------------------------------------------------------------------------------
  Northern Municipal Power Agency (Prairie St. Power Project);
    Series 2007 A, RB (INS-National Public Finance Guarantee
    Corp.)(b)                                                           5.00%    01/01/19       1,000       1,046,510
---------------------------------------------------------------------------------------------------------------------
  Southern Illinois University; Series 2006 A, Housing & Auxiliary
    Facilities System RB (INS-National Public Finance Guarantee
    Corp.)(b)                                                           5.25%    04/01/19       1,000       1,049,180
---------------------------------------------------------------------------------------------------------------------
  St. Clair (County of);
    Series 2009, Unlimited Tax GO                                       5.00%    10/01/19       1,000       1,066,630
---------------------------------------------------------------------------------------------------------------------
    Series 2009, Unlimited Tax GO                                       5.00%    10/01/21       1,480       1,546,334
---------------------------------------------------------------------------------------------------------------------
  Will Grundy Etc. (Counties of) Community College District No. 525
    (Joliet Jr. College); Series 2008, Unlimited Tax GO                 5.75%    06/01/27         410         442,296
=====================================================================================================================
                                                                                                           33,929,716
=====================================================================================================================



See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND


                                                                                            PRINCIPAL
                                                                      INTEREST   MATURITY     AMOUNT
                                                                        RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------
INDIANA--4.82%

  Clark-Pleasant Middle School Building Corp.; Series 2009, First
    Mortgage RB                                                         5.00%    07/15/22   $   1,000   $   1,017,200
---------------------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement Bond Bank
    (Waterworks Project); Series 2005 G-1, VRD RB (INS-National
    Public Finance Guarantee Corp.)(b)(c)(d)                            5.75%    01/01/35       5,000       5,000,000
---------------------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement Bond Bank;
    Series 2002 F-1, Ref. VRD RB (INS-National Public Finance
    Guarantee Corp.)(b)(c)(d)                                           3.50%    02/01/20      14,175      14,175,000
---------------------------------------------------------------------------------------------------------------------
  Monroe (County of) Community 1996 School Building Corp.; Series
    2009, First Mortgage RB (INS-Financial Security Assurance
    Inc.)(b)                                                            5.13%    01/15/24       2,285       2,432,885
---------------------------------------------------------------------------------------------------------------------
  Portage (City of) Redevelopment District; Series 2008, Ref. Tax
    Increment Allocation RB (INS-CIFG Guaranty, Ltd.)(b)                5.00%    01/15/22       2,470       2,352,428
---------------------------------------------------------------------------------------------------------------------
  Rockport (City of) (Indiana Michigan Power Co.);
    Series 2009 A, Ref. PCR(a)                                          6.25%    06/02/14         500         515,520
---------------------------------------------------------------------------------------------------------------------
    Series 2009 A, Ref. PCR(a)                                          6.25%    06/02/14       1,000       1,031,040
---------------------------------------------------------------------------------------------------------------------
  University of Southern Indiana; Series 2009 J, Student Fee RB
    (INS-Assured Guaranty Ltd.)(b)                                      5.00%    10/01/23         400         406,648
---------------------------------------------------------------------------------------------------------------------
  Zionsville (City of) Community Schools Building Corp.; Series
    2002, First Mortgage RB(b)(g)                                       5.00%    07/15/11       1,420       1,535,162
=====================================================================================================================
                                                                                                           28,465,883
=====================================================================================================================

IOWA--0.17%

  Coralville (City of); Series 2009 D, Unlimited Tax GO Urban
    Renewal Bond Anticipation Project Notes                             4.00%    05/01/11       1,000       1,019,630
=====================================================================================================================

KANSAS--1.01%

  Dodge City (City of); Series 2009, Sales Tax RB (INS-Assured
    Guaranty Ltd.)                                                      5.00%    06/01/21       1,000       1,076,180
---------------------------------------------------------------------------------------------------------------------
  Johnson (County of) Water District No. 1; Series 2001, Water RB       5.00%    06/01/11       1,770       1,906,113
---------------------------------------------------------------------------------------------------------------------
  Kansas Development Finance Authority (Adventist Health System);
    Series 2009, Hospital RB                                            5.00%    11/15/16       1,000       1,064,920
---------------------------------------------------------------------------------------------------------------------
  Wyandotte (County of), School District No. 500; Series 2001,
    Unlimited Tax GO (INS-Financial Security Assurance Inc.)(b)         5.50%    09/01/11       1,750       1,913,520
=====================================================================================================================
                                                                                                            5,960,733
=====================================================================================================================

KENTUCKY--1.20%

  Christian (County of) (Jennie Stuart Medical Center); Series
    2006, RB (INS-Assured Guaranty Corp.)(b)                            5.25%    02/01/28       2,500       2,427,700
---------------------------------------------------------------------------------------------------------------------
  Kentucky (State of) Economic Development Finance Authority
    (Catholic Health Initiatives); Series 2004 D, RB(a)                 3.50%    11/10/10       1,000       1,018,980
---------------------------------------------------------------------------------------------------------------------
  Kentucky (State of) Economic Development Finance Authority
    (Louisville Arena Project); Sub. Series 2008 A-1, RB
    (INS-Assured Guaranty Corp.)(b)                                     5.75%    12/01/28         500         517,240
---------------------------------------------------------------------------------------------------------------------
  Louisville & Jefferson (County of) Metropolitan Government
    (Jewish Hospital & St. Mary's Healthcare) Series 2008, RB           6.00%    02/01/22       1,000       1,020,900
---------------------------------------------------------------------------------------------------------------------
  Paducah (City of) Electric Plant Board; Series 2009 A, RB
    (INS-Assured Guaranty Corp.)(b)                                     5.00%    10/01/24       2,000       2,086,940
=====================================================================================================================
                                                                                                            7,071,760
=====================================================================================================================

LOUISIANA--2.55%

  East Baton Rouge Sewerage Commission; Series 2009 A, RB               4.50%    02/01/22       1,000         991,900
---------------------------------------------------------------------------------------------------------------------
  Louisiana Citizens Property Insurance Corp.; Series 2009 C-3,
    Assessment RB (INS-Assured Guaranty Corp.)(b)                       6.13%    06/01/25       1,500       1,629,045
---------------------------------------------------------------------------------------------------------------------
  Louisiana Energy & Power Authority; Series 2000, Ref. Power
    Project RB (INS-Financial Security Assurance Inc.)(b)               5.75%    01/01/11       2,500       2,655,375
---------------------------------------------------------------------------------------------------------------------
  Louisiana Public Facilities Authority (Baton Rouge General
    Medical Center); Series 2004, RB (INS-National Public Finance
    Guarantee Corp.)(b)                                                 5.00%    07/01/14       1,000       1,076,140
---------------------------------------------------------------------------------------------------------------------
  Louisiana Public Facilities Authority (Black & Gold Facilities
    Project); Series 2007 A, RB (INS-CIFG Guaranty, Ltd.)(b)            5.00%    07/01/22         500         445,125
---------------------------------------------------------------------------------------------------------------------
  Louisiana Public Facilities Authority (Christus Health); Series
    2008 B, Ref. RB (INS-Assured Guaranty Corp.)(b)                     5.75%    07/01/18       1,000       1,049,180
---------------------------------------------------------------------------------------------------------------------
  Louisiana Public Facilities Authority (Hurricane Recovery
    Program); Series 2007, RB (INS-Ambac Assurance Corp.)(b)            5.00%    06/01/18       1,000       1,017,820
---------------------------------------------------------------------------------------------------------------------
  Louisiana Public Facilities Authority (Nineteenth Judicial
    District Court); Series 2007, RB (INS-National Public Finance
    Guarantee Corp.)(b)                                                 4.50%    06/01/21       1,000         984,290
---------------------------------------------------------------------------------------------------------------------
  Louisiana Public Facilities Authority (Ochsner Clinic Foundation
    Project); Series 2007 A, RB                                         5.00%    05/15/10       1,320       1,333,979
---------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND


                                                                                            PRINCIPAL
                                                                      INTEREST   MATURITY     AMOUNT
                                                                        RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------
LOUISIANA--(CONTINUED)

  Monroe (City of) (Economic Development Garret Rd.);
    Series 2008, Ref. Sales Tax Increment RB (INS-Assured
      Guaranty Corp.)(b)                                                5.25%    03/01/22   $   1,300   $   1,329,471
---------------------------------------------------------------------------------------------------------------------
    Series 2008, Ref. Sales Tax Increment RB (INS-Assured Guaranty
      Corp.)(b)                                                         5.38%    03/01/24       1,000       1,023,350
---------------------------------------------------------------------------------------------------------------------
  New Orleans (City of) Aviation Board;
    Series 2009 A-1, Ref. Restructuring RB (INS-Assured Guaranty
      Corp.)(b)                                                         5.00%    01/01/19         500         492,945
---------------------------------------------------------------------------------------------------------------------
    Series 2009 A-1, Ref. Restructuring RB (INS-Assured Guaranty
      Corp.)(b)                                                         6.00%    01/01/23       1,000       1,030,650
=====================================================================================================================
                                                                                                           15,059,270
=====================================================================================================================

MAINE--0.47%

  Lewiston (City of);
    Series 2008 B, Unlimited Tax GO (INS-Financial Security
      Assurance Inc.)(b)                                                5.00%    12/15/19         750         805,643
---------------------------------------------------------------------------------------------------------------------
    Series 2008 B, Unlimited Tax GO (INS-Financial Security
      Assurance Inc.)(b)                                                5.00%    12/15/20         870         925,262
---------------------------------------------------------------------------------------------------------------------
    Series 2008 B, Unlimited Tax GO (INS-Financial Security
      Assurance Inc.)(b)                                                5.50%    12/15/23         950       1,023,378
=====================================================================================================================
                                                                                                            2,754,283
=====================================================================================================================

MARYLAND--2.10%

  Baltimore (City of) (Water Project); Series 2009 A, Sub. Project
    RB                                                                  5.13%    07/01/29         250         251,263
---------------------------------------------------------------------------------------------------------------------
  Housing Opportunities Commission of Montgomery County; Series
    2009 A, Single Family Mortgage RB                                   3.38%    07/01/16       1,000       1,000,620
---------------------------------------------------------------------------------------------------------------------
  Maryland Health & Higher Educational Facilities Authority
    (Annapolis Life Care, Inc.);
    Series 2007, VRD RB (LOC-RBS Citizens, N.A.)(c)(d)(e)               3.00%    07/01/40       5,000       5,000,000
---------------------------------------------------------------------------------------------------------------------
  Maryland Health & Higher Educational Facilities Authority
    (Lifebridge Health);
    Series 2008, RB                                                     5.00%    07/01/18       1,000       1,011,830
---------------------------------------------------------------------------------------------------------------------
    Series 2008, RB (INS-Assured Guaranty Corp.)(b)                     5.00%    07/01/20       1,000       1,040,110
---------------------------------------------------------------------------------------------------------------------
    Series 2008, RB (INS-Assured Guaranty Corp.)(b)                     5.00%    07/01/22       1,005       1,033,351
---------------------------------------------------------------------------------------------------------------------
  Maryland Health & Higher Educational Facilities Authority (The
    Johns Hopkins Hospital);
    Series 2008, Health System RB(a)                                    5.00%    05/15/13       1,000       1,071,900
---------------------------------------------------------------------------------------------------------------------
    Series 2008, Health System RB(a)                                    5.00%    05/15/15         500         533,095
---------------------------------------------------------------------------------------------------------------------
  Maryland Health & Higher Educational Facilities Authority
    (University of Maryland Medical System);
    Series 2008 F, Health System RB                                     4.50%    07/01/20         500         475,785
---------------------------------------------------------------------------------------------------------------------
    Series 2008 F, Health System RB                                     5.00%    07/01/17         500         514,615
---------------------------------------------------------------------------------------------------------------------
  Maryland Health & Higher Educational Facilities Authority
    (Washington County Hospital);
    Series 2008, RB                                                     5.00%    01/01/20         500         462,190
=====================================================================================================================
                                                                                                           12,394,759
=====================================================================================================================

MASSACHUSETTS--2.85%

  Massachusetts (State of) Industrial Finance Agency (Milton
    Academy); Series 1997, VRD RB (INS-National Public Finance
    Guarantee Corp.) (c)(d)                                             4.00%    03/01/27       3,500       3,500,000
---------------------------------------------------------------------------------------------------------------------
  Massachusetts (State of); Series 2001 D, Construction Loan
    Limited Tax GO (g)                                                  5.25%    11/01/11       2,500       2,723,475
---------------------------------------------------------------------------------------------------------------------
  Massachusetts Development Finance Agency (Tabor Academy); Series
    2007 A, Ref. VRD RB (c)(d)                                          3.50%    12/01/36       5,400       5,400,000
---------------------------------------------------------------------------------------------------------------------
  Massachusetts Health & Educational Facilities Authority (Baystate
    Medical Center); Series 2009 K, RB(a)                               5.00%    07/01/13       2,500       2,585,075
---------------------------------------------------------------------------------------------------------------------
  Massachusetts Health & Educational Facilities Authority (Lesley
    University); Series 2009 A, RB (INS-Assured Guaranty Corp.)(b)      5.00%    07/01/23       1,095       1,139,161
---------------------------------------------------------------------------------------------------------------------
  Massachusetts Health & Educational Facilities Authority
    (Northeastern University); Series 2009 T-2, RB(a)                   4.10%    04/19/12       1,485       1,491,653
=====================================================================================================================
                                                                                                           16,839,364
=====================================================================================================================

MICHIGAN--1.89%

  Hartland Consolidated Schools; Series 2001, Ref. Unlimited Tax GO
    (CEP-Michigan School Bond Loan Fund)                                5.50%    05/01/11       1,000       1,065,080
---------------------------------------------------------------------------------------------------------------------
  Michigan Hospital Finance Authority (McLaren Health Care); Series
    2008, RB                                                            5.25%    05/15/18       1,100       1,107,689
---------------------------------------------------------------------------------------------------------------------
  Michigan Municipal Bond Authority (Downtown Development Local
    Project);
    Series 2009 A, Local Government Loan Program RB                     5.00%    05/01/21       1,515       1,508,743
---------------------------------------------------------------------------------------------------------------------
    Series 2009 A, Local Government Loan Program RB                     5.13%    05/01/23         800         799,552
---------------------------------------------------------------------------------------------------------------------
    Series 2009 A, Local Government Loan Program RB                     5.25%    05/01/24         500         502,635
---------------------------------------------------------------------------------------------------------------------
  Michigan Strategic Fund (Detroit Edison Co.); Series 1995 CC,
    Ref. Limited Obligation RB (INS-Ambac Assurance Corp.)(a)(b)        4.85%    09/01/11       1,825       1,809,725
---------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND


                                                                                            PRINCIPAL
                                                                      INTEREST   MATURITY     AMOUNT
                                                                        RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------
MICHIGAN--(CONTINUED)

  School District of Ypsilanti; Series 1998, Unlimited Tax GO
    (INS-National Public Finance Guarantee Corp.) (b)                   5.00%    05/01/18   $   1,000   $   1,009,450
---------------------------------------------------------------------------------------------------------------------
  Taylor (City of); Series 2001, COP (INS-Ambac Assurance Corp.)
    (b)                                                                 5.00%    02/01/11         495         521,695
---------------------------------------------------------------------------------------------------------------------
  Troy (City of) Downtown Development Authority; Series 2001, Ref.
    & Development Tax Allocation RB (INS-National Public Finance
    Guarantee Corp.) (b)                                                5.00%    11/01/10       1,265       1,312,728
---------------------------------------------------------------------------------------------------------------------
  Wayne State University; Series 2007 A, RB (INS-National Public
    Finance Guarantee Corp.) (b)                                        5.00%    11/15/12       1,190       1,268,695
---------------------------------------------------------------------------------------------------------------------
  Wyandotte (City of); Series 2009 A, Ref. Electric System RB
    (INS-Assured Guaranty Corp.) (b)                                    5.25%    10/01/28         250         254,758
=====================================================================================================================
                                                                                                           11,160,750
=====================================================================================================================

MINNESOTA--0.88%

  Minnesota Higher Education Facilities Authority (University of
    St. Thomas); Series 2009 Six X, RB                                  5.00%    04/01/24         500         511,900
---------------------------------------------------------------------------------------------------------------------
  Minnesota Housing Finance Agency;
    Series 2009 A, Residential Housing Finance RB                       5.20%    01/01/23         995       1,028,223
---------------------------------------------------------------------------------------------------------------------
    Series 2009 B, Residential Housing Finance RB                       5.45%    07/01/24         990       1,022,848
---------------------------------------------------------------------------------------------------------------------
  Western Minnesota Municipal Power Agency;
    Series 2001 A, Ref. RB (INS-Ambac Assurance Corp.) (b)              5.50%    01/01/10       1,245       1,272,141
---------------------------------------------------------------------------------------------------------------------
    Series 2001 A, Ref. RB (INS-Ambac Assurance Corp.) (b)              5.50%    01/01/11       1,300       1,370,005
=====================================================================================================================
                                                                                                            5,205,117
=====================================================================================================================

MISSISSIPPI--0.68%

  Mississippi Development Bank (Lowndes County Industrial
    Development); Series 2007, Special Obligation IDR
    (INS-Financial Security Assurance Inc.) (b)                         5.00%    07/01/19       1,160       1,247,824
---------------------------------------------------------------------------------------------------------------------
  Mississippi Development Bank; Series 2009, Special Obligation
    Limited Tax Bonds (INS-Assured Guaranty Corp.)                      5.00%    07/01/24       1,000       1,018,130
---------------------------------------------------------------------------------------------------------------------
  Rankin (County of) School District; Series 2001, Unlimited Tax
    GO (INS-Financial Security Assurance Inc.) (b)                      5.00%    10/01/11       1,625       1,757,275
=====================================================================================================================
                                                                                                            4,023,229
=====================================================================================================================

MISSOURI--2.44%

  Cape Girardeau (County of) Industrial Development Authority (St.
    Francis Medical Center); Series 2009, Health Care Facilities RB     5.50%    06/01/29         250         247,898
---------------------------------------------------------------------------------------------------------------------
  Cass (County of); Series 2007, Hospital RB                            5.00%    05/01/17         500         459,950
---------------------------------------------------------------------------------------------------------------------
  Kansas City (City of); Series 2008 A, Ref. General Improvement
    Airport RB                                                          4.00%    09/01/14       1,000       1,035,050
---------------------------------------------------------------------------------------------------------------------
  Ladue School District; Series 2007, Ref. & Improvement Unlimited
    Tax GO                                                              5.00%    03/01/25       1,250       1,314,750
---------------------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board (Missouri
    Association Municipal Utilities); Series 1999, VRD Lease RB
    (c)(d)(h)                                                           5.50%    12/01/22       7,040       7,040,000
---------------------------------------------------------------------------------------------------------------------
  Missouri Health & Educational Facilities Authority (Webster
    University); Series 2001, Educational Facilities RB
    (INS-National Public Finance Guarantee Corp.) (b)                   5.00%    04/01/11       1,075       1,111,227
---------------------------------------------------------------------------------------------------------------------
  Missouri Housing Development Commission; Series 2008 B2, Single
    Family Mortgage RB (CEP-GNMA/FNMA/FHLMC) (b)                        5.10%    03/01/28         500         502,050
---------------------------------------------------------------------------------------------------------------------
  St. Louis (City of) (Lambert-St. Louis International Airport);
    Series 2007 A, Ref. Airport RB (INS-Financial Security
    Assurance Inc.)                                                     5.00%    07/01/20       1,125       1,137,195
---------------------------------------------------------------------------------------------------------------------
  St. Louis (City of) Municipal Finance Corp. (Convention Center
    Capital Improvement); Series 2008, Leasehold RB (INS-Assured
    Guaranty Ltd.) (b)                                                  5.00%    07/15/21       1,500       1,545,840
=====================================================================================================================
                                                                                                           14,393,960
=====================================================================================================================

MONTANA--0.40%

  Helena (City of); Series 2009, COP                                    5.00%    01/01/29         400         409,728
---------------------------------------------------------------------------------------------------------------------
  Montana (State of) Facility Finance Authority (Glendive Medical
    Center);
    Series 2008 A, Master Loan Program RB                               4.63%    07/01/18       1,010       1,034,291
---------------------------------------------------------------------------------------------------------------------
    Series 2008 A, Master Loan Program RB                               4.75%    07/01/28       1,000         940,330
=====================================================================================================================
                                                                                                            2,384,349
=====================================================================================================================

NEBRASKA--0.30%

  Douglas (County of) School District No. 10 (Elkhorn Public
    Schools); Series 2009, Unlimited Tax GO                             5.45%    06/15/22         500         526,075
---------------------------------------------------------------------------------------------------------------------
  Nebraska Elementary & Secondary School Finance Authority (Boys
    Town); Series 2008, Educational Facilities RB                       4.75%    09/01/28       1,000         972,940
---------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND


                                                                                            PRINCIPAL
                                                                      INTEREST   MATURITY     AMOUNT
                                                                        RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------
NEBRASKA--(CONTINUED)

  Nebraska Municipal Energy Agency; Series 2009 A, Ref. Power
    Supply System RB (INS-Berkshire Hathaway Assurance Corp.) (b)       5.13%    04/01/29   $     250   $     258,813
=====================================================================================================================
                                                                                                            1,757,828
=====================================================================================================================

NEVADA--0.49%

  Nevada (State of); Series 1999 A, Capital Improvement & Cultural
    Affairs Limited Tax GO                                              5.00%    02/01/10       1,500       1,520,325
---------------------------------------------------------------------------------------------------------------------
  Reno (City of) (Washoe Medical Center); Series 2005 A, RB
    (INS-Financial Security Assurance Inc.) (b)                         5.25%    06/01/17       1,300       1,352,884
=====================================================================================================================
                                                                                                            2,873,209
=====================================================================================================================

NEW HAMPSHIRE--0.13%

  New Hampshire Housing Financing Authority;
    Series 2008 E, Single Family Mortgage Acquisition RB                5.05%    07/01/23         500         512,680
---------------------------------------------------------------------------------------------------------------------
    Series 2008 E, Single Family Mortgage RB                            5.30%    07/01/28         250         252,728
=====================================================================================================================
                                                                                                              765,408
=====================================================================================================================

NEW JERSEY--1.70%

  New Jersey Transportation Trust Fund Authority;
    Series 1999 A, Transportation System RB (g)                         5.50%    06/15/10       7,060       7,404,669
---------------------------------------------------------------------------------------------------------------------
    Series 1999 A, Transportation System RB                             5.50%    06/15/10         720         747,641
---------------------------------------------------------------------------------------------------------------------
  Paterson (City of);
    Series 2009, Unlimited Tax General Improvement GO
      (INS-Financial Security Assurance Inc.) (b)                       4.25%    06/15/12       1,600       1,660,512
---------------------------------------------------------------------------------------------------------------------
    Series 2009, Unlimited Tax General Improvement GO
      (INS-Financial Security Assurance Inc.) (b)                       5.00%    06/15/16         200         211,132
=====================================================================================================================
                                                                                                           10,023,954
=====================================================================================================================

NEW YORK--1.78%

  Dormitory Authority of the State of New York (Frances Schervier
    Obligated Group); Series 1997, RB (INS-Financial Security
    Assurance Inc.) (b)                                                 5.50%    07/01/10       1,205       1,260,828
---------------------------------------------------------------------------------------------------------------------
  Dormitory Authority of the State of New York (School District
    Building Financing); Series 2008 D, RB (INS-Assured Guaranty
    Ltd.) (b)                                                           5.75%    10/01/24       1,000       1,083,440
---------------------------------------------------------------------------------------------------------------------
  Dormitory Authority of the State of New York (St. Lawrence
    University Center); Series 2009, RB                                 5.00%    07/01/14       2,000       2,119,160
---------------------------------------------------------------------------------------------------------------------
  New York (City of); Series 2008 Sub. J-1, Unlimited Tax GO            5.00%    08/01/17         750         801,465
---------------------------------------------------------------------------------------------------------------------
  New York City Housing Development Corp.; Series 2009 C-2, MFH RB      3.50%    05/01/13       1,085       1,091,694
---------------------------------------------------------------------------------------------------------------------
  New York City Transitional Finance Authority;
    Series 2009 S-5, Building Aid RB                                    5.00%    01/15/16       2,000       2,164,900
---------------------------------------------------------------------------------------------------------------------
    Series 2009 S-5, Building Aid RB                                    5.00%    01/15/17       1,875       2,002,931
=====================================================================================================================
                                                                                                           10,524,418
=====================================================================================================================

NORTH CAROLINA--2.47%

  Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare
    System);
    Series 2007 A, Ref. Health Care System RB                           5.00%    01/15/19       1,000       1,036,840
---------------------------------------------------------------------------------------------------------------------
    Series 2007 B, Ref. Health Care System VRD RB (c)(d)                2.50%    01/15/38      10,000      10,000,000
---------------------------------------------------------------------------------------------------------------------
    Series 2008 A, Ref. Health Care System RB                           4.63%    01/15/26       1,000         960,290
---------------------------------------------------------------------------------------------------------------------
  North Carolina Eastern Municipal Power Agency; Series 2008 C,
    Power System RB (INS-Assured Guaranty Ltd.) (b)                     6.00%    01/01/19         250         261,453
---------------------------------------------------------------------------------------------------------------------
  Oak Island (Town of) (Waste Water Project);
    Series 2008 A, Enterprise System RB (INS-National Public
      Finance Guarantee Corp.) (b)                                      5.00%    06/01/20       1,065       1,086,694
---------------------------------------------------------------------------------------------------------------------
    Series 2008 A, Enterprise System RB (INS-National Public
      Finance Guarantee Corp.) (b)                                      5.00%    06/01/23       1,210       1,214,271
=====================================================================================================================
                                                                                                           14,559,548
=====================================================================================================================

NORTH DAKOTA--0.34%

  Fargo (City of) (Meritcare Obligated Group); Series 2000 A,
    Health System RB                                                    5.60%    06/01/21       2,000       2,031,080
=====================================================================================================================

OHIO--1.18%

  Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2,
    Sr. Asset-Backed RB                                                 5.38%    06/01/24         610         506,721
---------------------------------------------------------------------------------------------------------------------
  Ohio (State of); Series 2009 A II, Parks & Recreation Capital
    Facilities RB                                                       5.00%    12/01/19       1,825       1,953,170
---------------------------------------------------------------------------------------------------------------------
  Ohio Air Quality Development Authority (First Energy Generation
    Corp. Project); Series 2009 C, Ref. PCR                             5.63%    06/01/18       3,000       3,011,940
---------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND


                                                                                            PRINCIPAL
                                                                      INTEREST   MATURITY     AMOUNT
                                                                        RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------

OHIO--(CONTINUED)

  Toledo (City of); Series 2009, City Services Special Assessment
    Notes                                                               4.00%    06/01/11   $   1,500   $   1,517,385
=====================================================================================================================
                                                                                                            6,989,216
=====================================================================================================================

OKLAHOMA--1.53%

  Cleveland County Justice Authority (Detention Facility); Series
    2009 A, Sales Tax RB                                                5.00%    03/01/22       1,000       1,004,500
---------------------------------------------------------------------------------------------------------------------
  Mustang Improvement Authority; Series 1999, Utility System RB
    (INS-Financial Security Assurance Inc.) (b)                         5.25%    10/01/09         275         278,272
---------------------------------------------------------------------------------------------------------------------
  Oklahoma County Finance Authority (Oxford Oaks, Watersedge &
    Gardens at Reding Apartments); Series 2000, Ref. VRD MFH RB
    (CEP-Federal National Mortgage Association) (c)(d)                  0.32%    07/15/30       2,225       2,225,000
---------------------------------------------------------------------------------------------------------------------
  Oklahoma County Finance Authority (Western Heights Public
     Schools Project); Series 2009, Educational Facilities Lease RB     4.50%    09/01/19       2,000       1,941,080
---------------------------------------------------------------------------------------------------------------------
  Oklahoma Industries Authority (Oklahoma Medical Research
    Foundation); Series 2008, RB                                        5.50%    07/01/29       1,250       1,211,687
---------------------------------------------------------------------------------------------------------------------
  Oklahoma Municipal Power Authority;
    Series 2008 A, Power Supply System RB                               5.25%    01/01/18         300         329,070
---------------------------------------------------------------------------------------------------------------------
    Series 2008 A, Power Supply System RB                               5.38%    01/01/19         250         272,688
---------------------------------------------------------------------------------------------------------------------
    Series 2008 A, Power Supply System RB                               5.88%    01/01/28         250         266,875
---------------------------------------------------------------------------------------------------------------------
  Tulsa Industrial Authority (University of Tulsa); Series 2009,
    Ref. RB                                                             5.00%    10/01/23       1,500       1,477,350
=====================================================================================================================
                                                                                                            9,006,522
=====================================================================================================================

OREGON--0.48%

  Clackamas County Hospital Facility Authority (Legacy Health
    System); Series 2009 B, RB (a)                                      5.00%    07/15/12       1,000       1,040,710
---------------------------------------------------------------------------------------------------------------------
  Oregon (State of) Department of Administrative Services; Series
    2009 A, Lottery RB                                                  5.00%    04/01/28         500         517,530
---------------------------------------------------------------------------------------------------------------------
  Salem-Keizer School District No. 24J; Series 2009 B, Unlimited
    Tax GO (f)                                                          5.24%    06/15/23       2,500       1,290,500
=====================================================================================================================
                                                                                                            2,848,740
=====================================================================================================================

PENNSYLVANIA--5.03%

  Bethel Park School District;
    Series 2009, Limited Tax GO                                         3.00%    08/01/13         500         511,485
---------------------------------------------------------------------------------------------------------------------
    Series 2009, Limited Tax GO                                         4.00%    08/01/17         800         822,712
---------------------------------------------------------------------------------------------------------------------
    Series 2009, Limited Tax GO                                         5.00%    08/01/29       1,000       1,011,020
---------------------------------------------------------------------------------------------------------------------
  Blair County Hospital Authority (Altoona Hospital Project);
    Series 1998 A, Hospital RB                                          5.50%    07/01/10       1,000       1,006,690
---------------------------------------------------------------------------------------------------------------------
  Harrisburg Authority (Harrisburg University of Science); Series
    2007 A, University RB                                               5.40%    09/01/16          50          47,945
---------------------------------------------------------------------------------------------------------------------
  Moon (Township of), Pennsylvania Industrial Development
    Authority (Providence Point); Series 2007, VRD First Mortgage
    RB (LOC-Lloyds TSB Bank PLC) (c)(d)(e)                              0.33%    07/01/38      14,775      14,775,000
---------------------------------------------------------------------------------------------------------------------
  Pennsylvania Economic Development Financing Authority (Exelon
    Generation, LLC Project);
    Series 2009 A, Exempt Facilities RB (a)                             5.00%    06/01/12       1,000       1,003,730
---------------------------------------------------------------------------------------------------------------------
  Pennsylvania Higher Educational Facilities Authority
    (University of Pennsylvania Health System); Series 2008 B, RB       5.00%    08/15/13       1,000       1,051,420
---------------------------------------------------------------------------------------------------------------------
  Pennsylvania Turnpike Commission; Series 2008 C, RB
    (INS-Assured Guaranty Ltd.) (b)                                     6.00%    06/01/23         500         563,505
---------------------------------------------------------------------------------------------------------------------
  Philadelphia (City of);
    Series 2009 A, Water & Wastewater RB                                5.00%    01/01/27         250         247,700
---------------------------------------------------------------------------------------------------------------------
    Series 2009 B, Limited Tax GO (INS-Assured Guaranty Ltd.) (b)       5.75%    07/15/17       1,000       1,092,350
---------------------------------------------------------------------------------------------------------------------
    Series 2009 B, Limited Tax GO (INS-Assured Guaranty Ltd.) (b)       6.00%    07/15/18       1,000       1,091,910
---------------------------------------------------------------------------------------------------------------------
    Series 2009 B, Limited Tax GO (INS-Assured Guaranty Ltd.) (b)       6.25%    07/15/23       2,000       2,146,560
---------------------------------------------------------------------------------------------------------------------
  Reading (City of); Series 2008, Unlimited Tax GO (INS-Financial
    Security Assurance Inc.) (b)                                        5.63%    11/01/23       1,500       1,589,235
---------------------------------------------------------------------------------------------------------------------
  University of Pittsburgh Common Wealth System of Higher
    Education (University Capital);
    Series 2002 B, Ref. RB (a)                                          5.50%    09/15/13       1,000       1,105,480
---------------------------------------------------------------------------------------------------------------------
    Series 2005 A, RB (a)                                               5.50%    09/15/13       1,000       1,105,480
---------------------------------------------------------------------------------------------------------------------
  West Mifflin Area School District; Series 2009, Limited Tax GO
    (INS-Financial Security Assurance Inc.) (b)                         5.50%    04/01/24         500         543,180
=====================================================================================================================
                                                                                                           29,715,402
=====================================================================================================================

PUERTO RICO--1.45%

  Puerto Rico Public Buildings Authority; Series 2004 K, Ref.
    Government Facilities RB (INS-Financial Security Assurance
    Inc.) (b)                                                           5.25%    07/01/27       2,450       2,421,898
---------------------------------------------------------------------------------------------------------------------
  Puerto Rico Sales Tax Financing Corp.;
    First Sub Series 2009 A, Sales Tax RB (a)                           5.00%    08/01/11       3,000       3,036,570
---------------------------------------------------------------------------------------------------------------------
    First Sub Series 2009 A, Sales Tax RB                               5.00%    08/01/19       3,000       3,099,780
=====================================================================================================================
                                                                                                            8,558,248
=====================================================================================================================



See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND


                                                                                            PRINCIPAL
                                                                      INTEREST   MATURITY     AMOUNT
                                                                        RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------

RHODE ISLAND--0.82%

  Rhode Island Health & Educational Building Corp. (Lifespan
    Obligated Group); Series 2009 A, Hospital Financing RB
    (INS-Assured Guaranty Ltd.) (b)                                     6.13%    05/15/27   $     500   $     515,075
---------------------------------------------------------------------------------------------------------------------
  Rhode Island Health & Educational Building Corp. (Public Schools
    Financing Program); Series 2007 B, RB (INS-Ambac Assurance
    Corp.) (b)                                                          5.00%    05/15/21       1,000       1,018,910
---------------------------------------------------------------------------------------------------------------------
  Rhode Island Health & Educational Building Corp. (University of
    Rhode Island); Series 2009 B, Higher Education Facilities RB
    (INS-Assured Guaranty Ltd.) (b)                                     5.25%    09/15/29       1,250       1,257,750
---------------------------------------------------------------------------------------------------------------------
  Rhode Island Student Loan Authority; Series 2009 A, Student Loan
    RB                                                                  4.75%    12/01/15       1,150       1,153,301
---------------------------------------------------------------------------------------------------------------------
  Woonsocket (City of); Series 2000, Unlimited Tax GO (INS-National
    Public Finance Guarantee Corp.) (b)                                 5.25%    10/01/10         840         877,951
=====================================================================================================================
                                                                                                            4,822,987
=====================================================================================================================

SOUTH CAROLINA--1.29%

  South Carolina (State of); Series 2001 B, Capital Improvements
    Unlimited Tax GO                                                    5.50%    04/01/11       1,000       1,079,980
---------------------------------------------------------------------------------------------------------------------
  South Carolina Jobs-Economic Development Authority (Palmetto
    Health Alliance); Series 2005 A, Ref. RB (INS-Financial
    Security Assurance Inc.) (b)                                        4.00%    08/01/17       1,500       1,480,575
---------------------------------------------------------------------------------------------------------------------
  South Carolina Public Service Authority; Series 1999 A, RB
    (INS-National Public Finance Guarantee Corp.) (b)                   5.50%    01/01/10       1,000       1,025,440
---------------------------------------------------------------------------------------------------------------------
  South Carolina Transportation Infrastructure Bank; Series 2004 A,
    RB (INS-Ambac Assurance Corp.) (b)                                  5.25%    10/01/22       1,390       1,417,022
---------------------------------------------------------------------------------------------------------------------
  Spartanburg Regional Health Services District;
    Series 2003 A, RB (INS-Assured Guaranty Ltd.) (b)                   4.50%    04/15/27       1,735       1,539,205
---------------------------------------------------------------------------------------------------------------------
    Series 2008 D, Ref. RB (INS-Assured Guaranty Ltd.) (b)              5.25%    04/15/20       1,000       1,045,980
=====================================================================================================================
                                                                                                            7,588,202
=====================================================================================================================

SOUTH DAKOTA--0.05%

  South Dakota Housing Development Authority (Home Ownership
    Mortgage); Series 2008 G, RB                                        5.10%    05/01/18         250         269,785
=====================================================================================================================

TENNESSEE--0.87%

  Jackson (City of) (Jackson-Madison County General Hospital
    Project); Series 2008, Ref. & Improvement RB                        5.25%    04/01/23       1,000         984,530
---------------------------------------------------------------------------------------------------------------------
  Sevier (County of) Public Building Authority; Series 1998 III
    B-2, Local Government Public Improvement VRD RB (INS-Ambac
    Assurance Corp.) (b)(c)(d)                                          8.50%    06/01/19         460         460,000
---------------------------------------------------------------------------------------------------------------------
  Sevierville (City of) Public Building Authority; Series 2009,
    Local Government Public Improvement RB                              4.00%    06/01/14       2,500       2,613,025
---------------------------------------------------------------------------------------------------------------------
  Shelby (County of) Health Educational & Housing Facilities Board
    (Methodist Healthcare - University Hospital) Series 2004 B, RB
    (INS-Financial Security Assurance Inc.) (b)                         5.00%    09/01/17       1,000       1,055,490
=====================================================================================================================
                                                                                                            5,113,045
=====================================================================================================================

TEXAS--10.47%

  Aldine Independent School District; Series 2003, Unlimited Tax
    School Building GO (CEP-Texas Permanent School Fund)                3.00%    02/15/15         500         512,900
---------------------------------------------------------------------------------------------------------------------
  Amarillo Health Facilities Corp. (Baptist St. Anthony's
    Hospital); Series 1998, RB (INS-Financial Security Assurance
    Inc.) (b)                                                           5.50%    01/01/10       1,275       1,299,289
---------------------------------------------------------------------------------------------------------------------
  Austin (City of); Series 2001, Limited Tax Certificates GO            5.00%    09/01/11       1,900       2,061,082
---------------------------------------------------------------------------------------------------------------------
  Beaumont Independent School District; Series 2003, Unlimited Tax
    School Building GO                                                  5.00%    02/15/24       1,500       1,560,450
---------------------------------------------------------------------------------------------------------------------
  Corpus Christi Independent District; Series 2009, School Building
    Unlimited Tax GO                                                    5.00%    08/15/22       1,500       1,616,430
---------------------------------------------------------------------------------------------------------------------
  Dallas (City of) (Civic Center Convention Complex); Series 2009,
    Ref. & Improvement RB (INS-Assured Guaranty Ltd.) (b)               5.00%    08/15/26         585         601,357
---------------------------------------------------------------------------------------------------------------------
  Dallas County Utility & Reclamation District,
    Series 2005 A, Ref. Unlimited Tax GO (INS-Ambac Assurance
      Corp.) (b)                                                        5.00%    02/15/19       1,000         966,800
---------------------------------------------------------------------------------------------------------------------
    Series 2005 A, Ref. Unlimited Tax GO (INS-Ambac Assurance
      Corp.) (b)                                                        5.15%    02/15/21       3,000       2,868,300
---------------------------------------------------------------------------------------------------------------------
  Garland (City of); Series 2001, Limited Tax Certificates GO
    (INS-National Public Finance Guarantee Corp.) (b)                   5.25%    02/15/11       2,435       2,595,637
---------------------------------------------------------------------------------------------------------------------
  Harris County Cultural Education Facilities Finance Corp. (Baylor
    College of Medicine);
    Series 2008 D, Ref. RB                                              5.13%   11/15/23          750         725,152
---------------------------------------------------------------------------------------------------------------------
  Harris County Cultural Education Facilities Finance Corp. (Texas
    Children's Hospital Project);
    Series 2009, Hospital RB                                            3.50%    10/01/13         750         756,472
---------------------------------------------------------------------------------------------------------------------
    Series 2009, Hospital RB                                            5.00%    10/01/24       1,750       1,720,547
---------------------------------------------------------------------------------------------------------------------
  Harris County Cultural Education Facilities Finance Corp. (Texas
    Medical Center); Series 2009 A,
  Ref. Special Facilities RB (INS-Assured Guaranty Ltd.) (b)            5.00%    05/15/23       1,500       1,519,635
---------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND


                                                                                            PRINCIPAL
                                                                      INTEREST   MATURITY     AMOUNT
                                                                        RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)
  Harris County Cultural Education Facilities Finance Corp. (The
    Methodist Hospital System);
    Series 2009 B-1, Ref. RB (a)                                        5.00%    06/01/12   $   1,630   $   1,706,610
---------------------------------------------------------------------------------------------------------------------
  Houston (City of) Convention & Entertainment Facilities
    Department;
    Series 2001 A, Ref. Hotel Occupancy and Special Tax RB
      (INS-Ambac Assurance Corp.) (b)                                   5.50%    09/01/10       1,000       1,040,260
---------------------------------------------------------------------------------------------------------------------
    Series 2001 A, Ref. Hotel Occupancy and Special Tax RB
      (INS-Ambac Assurance Corp.) (b)                                   5.50%    09/01/11       4,000       4,264,240
---------------------------------------------------------------------------------------------------------------------
    Series 2001 B, Hotel Occupancy and Special Tax RB (INS-Ambac
      Assurance Corp.) (b)                                              5.25%    09/01/10       1,000       1,037,390
---------------------------------------------------------------------------------------------------------------------
    Series 2001 B, Hotel Occupancy and Special Tax RB (INS-Ambac
      Assurance Corp.) (b)                                              5.25%    09/01/11       2,360       2,503,488
---------------------------------------------------------------------------------------------------------------------
    Series 2001 B, Hotel Occupancy and Special Tax RB (INS-Ambac
      Assurance Corp.) (b)                                              5.50%    09/01/11       2,460       2,622,508
---------------------------------------------------------------------------------------------------------------------
  Katy Independent School District; Series 1999 A, Unlimited Tax GO
    (CEP-Texas Permanent School Fund)                                   5.20%    02/15/10       1,285       1,290,217
---------------------------------------------------------------------------------------------------------------------
  Lake Worth (City of); Series 2008, Limited Tax Certificates GO
    (INS-Assured Guaranty Ltd.) (b)                                     5.00%    10/01/27       1,230       1,263,850
---------------------------------------------------------------------------------------------------------------------
  Lower Colorado River Authority;
    Series 1999 A, Ref. RB (INS-Financial Security Assurance Inc.)
      (b)                                                               5.88%    05/15/14       2,665       2,701,351
---------------------------------------------------------------------------------------------------------------------
    Series 1999 B, Ref. RB (INS-Financial Security Assurance Inc.)
      (b)                                                               6.00%    05/15/10       1,460       1,481,039
---------------------------------------------------------------------------------------------------------------------
    Series 2009, Ref. RB                                                5.25%    05/15/29         500         501,115
---------------------------------------------------------------------------------------------------------------------
  Mansfield (City of); Series 2008, Limited Tax Certificates GO         6.13%    02/15/26         500         546,530
---------------------------------------------------------------------------------------------------------------------
  North Fort Bend Water Authority; Series 2009, Water System RB
    (INS-Assured Guaranty Ltd.) (b)                                     5.00%    12/15/24       2,000       1,993,780
---------------------------------------------------------------------------------------------------------------------
  North Texas Municipal Water District; Series 2001, Water System
    RB (INS-National Public Finance Guarantee Corp.) (b)                5.00%    09/01/11       1,040       1,122,337
---------------------------------------------------------------------------------------------------------------------
  North Texas Tollway Authority;
    Series 2008 E-3, Ref. First Tier System RB (a)                      5.75%    01/01/16       1,000       1,016,240
---------------------------------------------------------------------------------------------------------------------
    Series 2008 G, Ref. First Tier System RB (a)                        5.00%    01/01/10       1,000       1,012,660
---------------------------------------------------------------------------------------------------------------------
    Series 2008 H, Ref. First Tier RB (a)                               5.00%    01/01/13       3,150       3,190,320
---------------------------------------------------------------------------------------------------------------------
    Series 2008 L-2, Ref. First Tier System RB (a)                      6.00%    01/01/13       1,000       1,043,830
---------------------------------------------------------------------------------------------------------------------
  Parker (County of); Series 2009, Unlimited Tax GO (INS-Assured
    Guaranty Ltd.) (b)                                                  5.25%    02/15/26       1,000       1,057,210
---------------------------------------------------------------------------------------------------------------------
  Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO
    (INS-Assured Guaranty Ltd.) (b)                                     5.00%    02/15/24         500         524,430
---------------------------------------------------------------------------------------------------------------------
  San Antonio (City of);
    Series 1994, Electric & Gas RB                                      5.00%    02/01/12       2,375       2,581,649
---------------------------------------------------------------------------------------------------------------------
    Series 1998 A, Ref. Limited Tax GO                                  5.00%    02/01/11       1,490       1,495,021
---------------------------------------------------------------------------------------------------------------------
  Tarrant Cultural Education Facilities Finance Corp. (Texas Health
    Resources); Series 2007 A, Ref. RB                                  5.00%    02/15/19       4,405       4,468,872
---------------------------------------------------------------------------------------------------------------------
  Texas Woman's University; Series 2008, Revenue Financing System
    RB                                                                  5.13%    07/01/26       1,500       1,477,425
---------------------------------------------------------------------------------------------------------------------
  West Harris County Regional Water Authority; Series 2005, Water
    System RB (INS- Financial Security Assurance Inc.) (b)              5.00%    12/15/17       1,000       1,044,390
=====================================================================================================================
                                                                                                           61,790,813
=====================================================================================================================

UTAH--0.28%

  Salt Lake Valley Fire Service Area; Series 2008, Lease RB             5.00%    04/01/22         500         512,975
---------------------------------------------------------------------------------------------------------------------
  Tooele School District; Series 2001, Unlimited Tax GO (CEP-Utah
    School Bond Guaranty)                                               4.50%    06/01/11       1,075       1,145,348
=====================================================================================================================
                                                                                                            1,658,323
=====================================================================================================================

VERMONT--0.42%

  University of Vermont & State Agricultural College; Series 2009,
    RB                                                                  5.00%    10/01/28       1,500       1,513,065
---------------------------------------------------------------------------------------------------------------------
  Vermont Educational & Health Buildings Financing Agency (Fletcher
    Allen Heath Care);
    Series 2004 B, RB (INS-Financial Security Assurance Inc.) (b)       5.00%    06/01/18       1,000         971,780
=====================================================================================================================
                                                                                                            2,484,845
=====================================================================================================================

VIRGIN ISLANDS--0.27%

  Virgin Islands Public Finance Authority (Diageo Project); Series
    2009 A, Sub. RB                                                     6.75%    10/01/19       1,500       1,565,310
=====================================================================================================================

VIRGINIA--0.88%

  Chesterfield (County of) Economic Development Authority (Virginia
    Electric & Power Company Project); Series 2009 A, Ref. PCR          5.00%    05/01/23         500         499,470
---------------------------------------------------------------------------------------------------------------------
  Norton (City of) Industrial Development Authority (Norton
    Community Hospital); Series 2001, Ref. & Improvement Hospital
    IDR (INS-ACA Financial Guaranty Corp.) (b)                          5.13%    12/01/10       1,315       1,324,139
---------------------------------------------------------------------------------------------------------------------
  Virginia Resource Authority; Series 2008, Sub. Clean Water
    Revolving RB                                                        5.00%    10/01/29       1,315       1,369,283
---------------------------------------------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND


                                                                                            PRINCIPAL
                                                                      INTEREST   MATURITY     AMOUNT
                                                                        RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------------------------

VIRGINIA--(CONTINUED)

  York (County of) Economic Development Authority (Virginia
    Electric & Power Company Project); Series 2009 A, Ref. PCR (a)      4.05%    05/01/14   $   2,000   $   2,031,840
=====================================================================================================================
                                                                                                            5,224,732
=====================================================================================================================

WASHINGTON--4.42%

  Clark (County of) Public Utility District No. 1;
    Series 2009, Ref. Electric Systems RB                               5.00%    01/01/26         500         492,820
---------------------------------------------------------------------------------------------------------------------
    Series 2009, Ref. Electric Systems RB                               5.00%    01/01/27         215         209,614
---------------------------------------------------------------------------------------------------------------------
    Series 2009, Ref. Electric Systems RB                               5.00%    01/01/28         300         289,470
---------------------------------------------------------------------------------------------------------------------
  Energy Northwest (Project #3);
    Series 2001 A, Ref. Electric RB (INS-Financial Security
      Assurance Inc.) (b)                                               5.50%    07/01/10       1,000       1,049,540
---------------------------------------------------------------------------------------------------------------------
    Series 2001 A, Ref. Electric RB (INS-Financial Security
      Assurance Inc.) (b)                                               5.50%    07/01/11       7,500       8,112,975
---------------------------------------------------------------------------------------------------------------------
  Seattle (City of); Series 2001, Ref. Municipal Light & Power
    Improvements RB (INS-Financial Security Assurance Inc.) (b)         5.25%    03/01/11       3,000       3,202,440
---------------------------------------------------------------------------------------------------------------------
  Snohomish (County of);
    Series 2001, Limited Tax GO (g)                                     5.25%    12/01/11         300         328,266
---------------------------------------------------------------------------------------------------------------------
      Series 2001, Limited Tax GO                                       5.25%    12/01/11       2,385       2,606,829
---------------------------------------------------------------------------------------------------------------------
  Washington (State of) (Department of Ecology); Series 2001, Ref.
    COP (INS-Ambac Assurance Corp.) (b)                                 4.75%    04/01/11       5,310       5,449,547
---------------------------------------------------------------------------------------------------------------------
  Washington (State of); Series 2001 R-A, Ref. Unlimited Tax GO         5.00%    09/01/10       1,745       1,831,325
---------------------------------------------------------------------------------------------------------------------
  Washington Health Care Facilities Authority (Multicare Health
    System); Series 2008 A, RB (INS-Assured Guaranty Ltd.) (b)          5.75%    08/15/29         450         458,262
---------------------------------------------------------------------------------------------------------------------
  Washington Health Care Facilities Authority; Series 2008, RB
    (CEP-FHA)                                                           5.25%    08/01/23       1,000       1,016,570
---------------------------------------------------------------------------------------------------------------------
  Washington Higher Education Facilities Authority (Gonzaga
    University); Series 2009, Ref. RB                                   5.38%    04/01/20       1,050       1,062,222
=====================================================================================================================
                                                                                                           26,109,880
=====================================================================================================================

WEST VIRGINIA--0.21%

  West Virginia (State of) Hospital Finance Authority; Series 2003
    D, Improvement RB (INS-Financial Security Assurance Inc.) (b)       5.38%    06/01/28       1,200       1,216,320
=====================================================================================================================

WISCONSIN--2.71%

  Fond du Lac (City of) School District; Series 2000, Ref.
    Unlimited Tax GO (a)(g)                                             5.25%    04/01/10       1,000       1,035,830
---------------------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
    Series 1993 2, Ref. Unlimited Tax GO                                5.13%    11/01/11       2,000       2,177,840
---------------------------------------------------------------------------------------------------------------------
    Series 1999 C, Unlimited Tax GO                                     5.75%    05/01/10       2,000       2,088,180
---------------------------------------------------------------------------------------------------------------------
  Wisconsin Health & Educational Facilities Authority (St. John's
    Communities, Inc.); Series 2005, VRD RB (LOC-M&I Marshall &
    Ilsley Bank) (c)(d)(e)                                              3.25%    10/01/22       8,000       8,000,000
---------------------------------------------------------------------------------------------------------------------
  Wisconsin Health & Educational Facilities Authority (St. Mary's
    School); Series 2004, VRD RB
    (LOC-M&I Marshall & Ilsley Bank) (c)(d)(e)                          4.25%    08/01/19       1,830       1,830,000
---------------------------------------------------------------------------------------------------------------------
  Wisconsin Health & Educational Facilities Authority (ThedaCare,
    Inc.); Series 2005, RB (INS-Ambac Assurance Corp.) (b)              5.00%    12/15/16         855         856,146
=====================================================================================================================
                                                                                                           15,987,996
=====================================================================================================================

WYOMING--0.17%

  Wyoming Municipal Power Agency; Series 2008 A, RB                     5.38%    01/01/25       1,000       1,024,320
=====================================================================================================================
TOTAL INVESTMENTS--99.53% (Cost $580,182,908) (i)                                                         587,534,975
=====================================================================================================================
OTHER ASSETS LESS LIABILITIES--0.47%                                                                        2,763,687
=====================================================================================================================
NET ASSETS--100.00%                                                                                     $ 590,298,662
=====================================================================================================================




See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND

Investment Abbreviations:

CEP   -- Credit Enhancement Provider
COP   -- Certificates of Participation
Ctfs. -- Certificates
FHA   -- Federal Housing Administration
GNMA  -- Government National Mortgage Association
GO    -- General Obligation Bonds
IDR   -- Industrial Development Revenue Bonds
INS   -- Insurer
Jr.   -- Junior
LOC   -- Letter of Credit
MFH   -- Multi-Family Housing
PCR   -- Pollution Control Revenue Bonds
RAC   -- Revenue Anticipation Certificates
RB    -- Revenue Bonds
Ref.  -- Refunding
Sec.  -- Secured
Sr.   -- Senior
Sub.  -- Subordinated
VRD   -- Variable Rate Demand
Wts.  -- Warrants

Notes to Schedule of Investments:

(a) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b) Principal and/or interest payments are secured by the bond insurance company listed.

(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2009.

(d)  Security is considered a cash equivalent.

(e) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(g) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2009 represented 1.19% of the Fund's Net Assets.

(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

-------------------------------------------------------------------------
Entities                                                       Percentage
-------------------------------------------------------------------------
National Public Finance Guarantee Corp.                          15.5%
Financial Security Assurance Inc.                                13.1
Assured Guaranty Corp.                                           12.2
Ambac Assurance Corp.                                            7.1
=========================================================================



See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

AIM TAX-FREE INTERMEDIATE FUND


D. OTHER RISKS -- The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

          Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.


NOTE 2--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

     Level 2 -- Prices are determined using other significant observable inputs.
                Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                               LEVEL 1     LEVEL 2     LEVEL 3       TOTAL
     ========================================================================
     Municipal Obligations     $    --  $587,534,975   $    --   $587,534,975
     ========================================================================


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended June 30, 2009 was $132,975,622 and $12,015,230, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     ----------------------------------------------------------------------------------------------------------
     Aggregate unrealized appreciation of investment securities                                    $ 10,271,136
     ----------------------------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                                   (2,919,069)
     ==========================================================================================================
     Net unrealized appreciation of investment securities                                          $  7,352,067
     __________________________________________________________________________________________________________
     ==========================================================================================================
     Cost of investments for tax purposes is $580,182,908.

Item 2. Controls and Procedures.

     (a) As of June 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 15, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Tax-Exempt Funds

By:    /s/ Philip A. Taylor
       -------------------------------
       Philip A. Taylor
       Principal Executive Officer

Date:  August 28, 2009


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ Philip A. Taylor
       -------------------------------
       Philip A. Taylor
       Principal Executive Officer

Date:  August 28, 2009


By:    /s/ Sheri Morris
       -------------------------------
       Sheri Morris
       Principal Financial Officer

Date:  August 28, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.